UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company 2711 Centerville Road Suite 400 Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2011

Date of reporting period: December 31, 2010

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT	December 31, 2010

Dear Fellow Shareholders:

When everything goes right, it always looks easy. Whether landing an airplane in bad weather or winning a sports championship, the participants develop a quiet confidence and the spectators inevitably take for granted that the positive trends will persist. This past quarter, the equity markets had practically everything go right. Although the Federal Reserve’s announcement of further quantitative easing was well-telegraphed in August 2010, commentary around “easier for longer” more than offset any initial disappointment regarding the $600 billion figure. The eventual side-effects and ability to unwind the entire monetary stimulus were not a current concern. The markets also began to discount a Republican Party stampede in the late summer and they were not disappointed by the results. President Obama has projected a more conciliatory tone since the election. In early December 2010, the administration’s support for the extension of the Bush tax cuts provided clarity on tax policy for the next two years as well as some additional fiscal stimulus which has led most economists to raise their 2011 GDP forecasts.

Beyond what went right, just as significant were the things that did not go wrong. There was troubling news out of the Eurozone nearly every day (sovereign debt, bank debt, fiscal austerity); however, none was significant enough to have mattered this past quarter. Municipal bond markets declined as the Build America Bond program ended and spreads widened over fears of state and local budgetary crises. However, there were no headline grabbing defaults. Housing data continued to be tepid. There was a brief scare for the money center banks as the magnitude of the liability for mortgage put backs soared, but, again, the issue receded. Most commodity prices continued their upward climb, but oil did not reach a level that was considered overly taxing to consumers. China had a more immediate inflation problem, mostly driven by food costs. The country continues to be the world’s growth engine and there now seem to be as many professional “China Watchers” as there are “Royal Watchers!” The Chinese government is once again trying to slow its country’s economy without upsetting key growth pillars, namely infrastructure investment and exports. We hope that China gets it right, but, interestingly, the Shanghai stock market was down 14% in 2010. Most other emerging countries are also pursuing tighter monetary policies to likewise stem inflation. In the fourth quarter of 2010, all of these issues were topical and well-discussed in many op-ed sections, but none were able to derail the equity market momentum which culminated in the best December for the S&P 500 in nearly twenty years.

Although not consistently evident in the consumer confidence surveys, the markets have created a greater sense of confidence on the part of investors and corporate managers. Investor confidence is, of course, concerning as equities always seem to do best when there is ample uncertainty, fear and doubt. Investor surveys reveal a heightened level of bullishness and most prognosticators have rather tight ranges on their forecasts. C-suite confidence is critical for the U.S. economy to sustain a more robust recovery as it inspires more capital investment and hiring. Capital spending has accelerated and there are signs of improvement in the employment statistics. Sadly, however, we are probably not going to re-establish the former employment levels with the continued housing/construction drag and globalization. Corporate managers are incentivized to achieve the highest return on their investments and those are mostly being made overseas. So, the tug of war continues between the

1

quarter to quarter trends propelled by the ebb and tide of government support versus the intermediate/longer term structural challenges that are not easily resolved and which can become unsettling to markets at any time. As we have noted for the past two years, we continue to expect heightened volatility across most asset classes and economic measures for the foreseeable future.

Complacency inevitably comes back to haunt investors, so we remain vigilant about these exogenous issues and focused on a number of key themes, one of which is corporate overcapitalization. We have discussed many times our expectation that merger & acquisition activity will continue to build during this cycle and exceed the 2007 record. One of the factors in our belief is the massive overcapitalization of most publicly-traded companies. Much has been written about the estimated $2 trillion of cash on U.S. non-financial corporate balance sheets. Some pundits have challenged that figure as being gross cash and simply reflective of the cheap debt that has been readily available. Other naysayers point to the cash being “trapped” overseas and, therefore, not easily accessed. We think investors are underestimating the magnitude of the overcapitalization and the many ways in which that “surplus” can be utilized to generate favorable shareholder returns. In a universe of U.S. companies with market capitalizations over $1 billion (excluding financials and utilities), approximately 40% had net cash balances as of their third quarter reports. As the fourth calendar quarter is typically one of the highest cash generative quarters, we expect this percentage to grow. Furthermore, most of these companies are also producing a very high level of free cash flow, so by year-end 2011, we would estimate that nearly half of this universe would be net cash positive. If we take it a step further and look at what percent had a debt/ebitda ratio of less than one on a trailing 9/30/10 basis (typical leverage ratio calculation), nearly 60% of the universe would look overcapitalized and that figure will also continue to increase.

In 2010, there was a 23% increase in global M&A ($2.8 trillion) and stock buybacks more than doubled for S&P 500 companies. While dividend increases were modest in 2010, there were over 100 companies who declared “special” dividends as prospective dividend tax treatment was unclear for most of the year. We expect the pace of these actions to accelerate as corporations become even more overcapitalized and their leaders more self-confident. As we are further into the cycle, there will be a developing risk of managements destroying capital by overpaying for acquisitions or becoming less diligent about capital and other expenditures. Activists have had some notable successes in compelling managements to be better stewards of capital and we have seen the return of hostile offers from corporate buyers which provide some checks and balances. Nevertheless, we believe M&A will be a significant driver for continued equity performance, particularly for smaller caps, which might otherwise face headwinds relative to larger caps based upon relative valuation and their outperformance. While there will continue to be bouts of volatility that impact the equity markets in 2011, the massive overcapitalization and redeployment of capital should provide a sufficient buffer to produce favorable returns for patient shareholders.

Sincerely,

Ronald H. McGlynn

Chairman and Chief Executive Officer, Cramer Rosenthal McGlynn, LLC

President, CRM Mutual Fund Trust

This report must be preceded or accompanied by the current prospectus for the Funds. Before investing, you should carefully read the prospectus and consider the investment objectives, risks, changes and expenses of the Funds. Additional copies of the prospectus may be obtained at www.crmfunds.com or at 800-CRM-2883.

Distributed by ALPS Distributors, Inc.

2

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited)

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s expenses in two ways.

•

Actual fund return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•

Hypothetical 5% return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Six Months Ended December 31, 2010

Expense Table

Fund/Class	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM Small Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,375.30	1.10%	$6.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	1.10%	$5.62

3	CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited) (Continued)

Fund/Class	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Annualized Expense Ratio	Expenses Paid During Period[1]

CRM Small Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,376.90	0.85%	$5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.87	0.85%	$4.34

CRM Small/Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,308.30	1.11%	$6.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.54	1.11%	$5.67

CRM Small/Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,311.00	0.86%	$5.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.82	0.86%	$4.39

CRM Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,278.80	1.06%	$6.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	1.06%	$5.41

CRM Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,280.10	0.81%	$4.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.07	0.81%	$4.13

CRM Large Cap Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,241.60	1.15%	$6.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	1.15%	$5.87

CRM Large Cap Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,243.60	0.90%	$5.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.61	0.90%	$4.59

CRM All Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,313.40	1.50%	$8.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	1.50%	$7.66

CRM All Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,315.10	1.25%	$7.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.82	1.25%	$6.38

CRM Global Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,335.10	1.50%	$8.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	1.50%	$7.66

CRM Global Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,337.00	1.25%	$7.36
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.82	1.25%	$6.38

4	CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited) (Concluded)

Fund/Class	Beginning Account Value 07/01/10	Ending Account Value 12/31/10	Annualized Expense Ratio	Expenses Paid During Period[1]

CRM International Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,317.40	1.50%	$8.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	1.50%	$7.66

CRM International Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,318.80	1.25%	$7.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.82	1.25%	$6.38

[1]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

5	CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

PORTFOLIO HOLDINGS

December 31, 2010

The following tables present a summary of the portfolio holdings of each of the CRM Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

CRM Small Cap Value Fund - Sector Allocation
Common Stock
Information Technology	26.0%
Consumer Discretionary	17.4
Industrials	15.3
Financials	13.6
Health Care	8.5
Energy	4.8
Materials	3.5
Consumer Staples	3.2
Utilities	1.4
Short-Term Investments	6.3

100.0%

CRM Small/Mid Cap Value Fund - Sector Allocation
Common Stock
Industrials	17.8%
Financials	14.9
Information Technology	13.7
Consumer Discretionary	13.7
Health Care	9.6
Materials	8.8
Utilities	8.0
Energy	4.7
Consumer Staples	4.2
Short-Term Investments	4.6

100.0%

CRM Mid Cap Value Fund - Sector Allocation
Common Stock
Financials	15.5%
Information Technology	14.8
Industrials	13.1
Consumer Discretionary	12.8
Health Care	11.4
Energy	10.0
Consumer Staples	6.6
Utilities	6.5
Materials	4.3
Short-Term Investments	5.0

100.0%

CRM Large Cap Opportunity Fund - Sector Allocation
Common Stock
Consumer Discretionary	15.8%
Information Technology	15.5
Financials	13.7
Industrials	13.3
Consumer Staples	12.9
Health Care	11.2
Energy	8.8
Utilities	3.3
Materials	1.5
Short-Term Investments	4.0

100.0%

6	CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited) (Continued)

CRM All Cap Value Fund - Sector Allocation
Common Stock
Information Technology	21.6%
Consumer Discretionary	13.5
Industrials	13.2
Health Care	12.0
Financials	11.3
Consumer Staples	10.0
Energy	7.8
Utilities	5.1
Materials	1.5
Short-Term Investments	4.0

100.0%

CRM Global Opportunity Fund - Sector Allocation
Common Stock
Industrials	20.2%
Consumer Discretionary	18.3
Energy	16.3
Materials	14.0
Information Technology	8.4
Financials	6.8
Health Care	4.9
Consumer Staples	4.1
Preferred Stock
Energy	1.3
Financials	0.9
Short-Term Investments	4.8

100.0%

CRM Global Opportunity Fund - Country Allocation
Common Stock
United States	31.2%
Canada	10.0
Brazil	9.4
Japan	5.7
Netherlands	4.3
United Kingdom	4.2
Ireland	3.0
France	3.0
India	2.5
China	2.4
United Arab Emirates	1.6
Switzerland	1.6
Hong Kong	1.6
South Africa	1.6
Bermuda	1.5
South Korea	1.5
Indonesia	1.5
Austria	1.4
Colombia	1.4
Singapore	1.3
Peru	1.2
Sweden	1.1
Preferred Stock
Brazil	2.2
Short-Term Investments	4.8

100.0%

7	CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited) (Concluded)

CRM International Opportunity Fund - SectorAllocation
Common Stock
Energy	18.7%
Industrials	17.5
Materials	17.2
Consumer Discretionary	13.1
Financials	11.4
Consumer Staples	10.9
Health Care	2.8
Information Technology	1.5
Preferred Stock
Financials	0.8
Energy	1.4
Short-Term Investments	4.7

100.0%

CRM International Opportunity Fund - Country Allocation
Common Stock
United Kingdom	14.6%
Brazil	13.7
Japan	12.8
Canada	10.5
Netherlands	4.5
France	4.4
China	3.6
Indonesia	3.1
India	2.8
Bermuda	1.8
Ireland	1.8
Hong Kong	1.7
South Africa	1.7
South Korea	1.7
United Arab Emirates	1.6
Switzerland	1.6
Spain	1.5
Singapore	1.5
Finland	1.5
Austria	1.4
Sweden	1.4
Colombia	1.4
Germany	1.3
Peru	1.2
Preferred Stock
Brazil	2.2
Short-Term Investments	4.7

100.0%

Portfolio holdings are subject to change at any time.

8	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

Shares		Value
Common Stock — 94.5%
Consumer Discretionary — 17.6%
Automobiles & Components — 1.7%
664,500	Cooper Tire & Rubber Co.	$15,668,910

Consumer Durables & Apparel — 1.9%
512,612	G-III Apparel Group Ltd.[1]	18,018,312

Consumer Services — 5.6%
265,800	Bally Technologies, Inc.[1]	11,214,102
231,600	CEC Entertainment, Inc.[1]	8,993,028
413,900	Churchill Downs, Inc.	17,963,260
292,400	Steiner Leisure Ltd.[1]	13,655,080

		51,825,470

Retailing — 8.4%
406,300	Group 1 Automotive, Inc.[2]	16,967,088
444,300	HSN, Inc.[1]	13,613,352
349,300	Jo-Ann Stores, Inc.[1]	21,034,846
1,450,600	Talbots, Inc.[1,2]	12,359,112
413,949	Vitamin Shoppe, Inc.[1]	13,925,244

		77,899,642

Total Consumer Discretionary		163,412,334

Consumer Staples — 3.2%
Food, Beverage & Tobacco — 3.2%
250,650	Ralcorp Holdings, Inc.[1]	16,294,756
584,790	Snyders-Lance, Inc.	13,707,478

Total Consumer Staples		30,002,234

Energy — 4.8%
2,460,600	Advantage Oil & Gas Ltd.[1]	16,732,080
603,800	Patterson-UTI Energy, Inc.	13,011,890
410,100	Rosetta Resources, Inc.[1]	15,436,164

Total Energy		45,180,134

Financials — 13.8%
Banks — 9.0%
810,198	Capitol Federal Financial, Inc.	9,649,458
630,300	Columbia Banking System, Inc.	13,274,118
1,435,400	First Commonwealth Financial Corp.	10,162,632
736,700	Oritani Financial Corp.	9,017,208
4,745,265	Popular, Inc.[1]	14,900,132
1,625,200	Susquehanna Bancshares, Inc.	15,731,936
637,900	Washington Federal, Inc.	10,793,268

		83,528,752

Diversified Financials — 1.4%
455,700	KBW, Inc.[2]	12,723,144

Insurance — 1.5%
307,600	Platinum Underwriters Holdings Ltd.	13,832,772

Real Estate — 1.9%
463,300	Chesapeake Lodging Trust	8,714,673

Shares		Value
Financials — (continued)
Real Estate — (continued)
550,600	First Potomac Realty Trust[2]	$9,261,092

		17,975,765

Total Financials		128,060,433

Health Care — 8.6%
Health Care Equipment & Services — 6.7%
1,066,000	CONMED Corp.[1]	28,174,380
322,800	Cooper Cos., Inc. (The)[2]	18,186,552
1,036,700	Wright Medical Group, Inc.[1]	16,099,951

		62,460,883

Pharmaceuticals, Biotechnology & Life Sciences — 1.9%
653,150	BioMarin Pharmaceutical, Inc.[1]	17,589,330

Total Health Care		80,050,213

Industrials — 15.4%
Capital Goods — 10.4%
364,500	Aerovironment, Inc.[1]	9,779,535
178,500	Ameron International Corp.	13,632,045
94,900	Armstrong World Industries, Inc.[2]	4,080,700
436,700	ArvinMeritor, Inc.[1]	8,961,084
489,800	Chicago Bridge & Iron Co. N.V.[1]	16,114,420
205,100	CIRCOR International, Inc.	8,671,628
182,293	Cubic Corp.	8,595,115
254,400	EnerSys[1]	8,171,328
284,800	MasTec, Inc.[1]	4,155,232
367,850	Moog, Inc. — Class A1	14,640,430

		96,801,517

Commercial & Professional Services — 5.0%
432,915	G & K Services, Inc. — Class A	13,381,403
801,200	Geo Group, Inc. (The)[1]	19,757,592
1,406,938	SFN Group, Inc.[1]	13,731,715

		46,870,710

Total Industrials		143,672,227

Information Technology — 26.2%
Semiconductors & Semiconductor Equipment — 5.8%
1,549,300	Atmel Corp.[1]	19,087,376
501,200	Netlogic Microsystems, Inc.[1]	15,742,692
531,600	Ultratech, Inc.[1]	10,568,208
667,200	Verigy Ltd.[1,2]	8,686,944

		54,085,220

Software & Services — 8.4%
531,600	Acxiom Corp.[1]	9,116,940
797,450	Monster Worldwide, Inc.[1,2]	18,843,743
1,621,600	S1 Corp.[1]	11,189,040
1,154,400	Sapient Corp.	13,968,240
915,100	Take-Two Interactive Software, Inc.[1]	11,200,824
679,700	TeleTech Holdings, Inc.[1]	13,995,023

		78,313,810

See accompanying notes.	9	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2010 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — 12.0%
683,500	Aeroflex Holding Corp.[1]	$11,243,575
2,020,100	Brightpoint, Inc.[1]	17,635,473
865,800	Checkpoint Systems, Inc.[1]	17,792,190
991,100	Ciena Corp.[1,2]	20,862,655
1,721,448	Intermec, Inc.[1]	21,793,532
650,480	Oclaro, Inc.[1]	8,553,812
1,461,900	Smart Technologies, Inc. — Class A1,2	13,800,336

		111,681,573

Total Information Technology		244,080,603

Materials — 3.5%
702,504	Calgon Carbon Corp.[1]	10,621,860
220,200	Carpenter Technology Corp.	8,860,848
212,671	Greif, Inc. — Class A	13,164,335

Total Materials		32,647,043

Utilities — 1.4%
421,450	UIL Holdings Corp.	12,626,642

Total Utilities		12,626,642

Total Common Stock
(Cost $712,226,286)		879,731,863

Short-Term Investments — 6.3%
29,417,558	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.20%	29,417,558
29,417,558	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.17%	29,417,558

Total Short-Term Investments
(Cost $58,835,116)		58,835,116

Total Investments Before Short-Term
Investments Held As Collateral For Loaned
Securities — 100.8%
(Cost $771,061,402)		938,566,979

Shares		Value
Short-Term Investments Held As Collateral
For Loaned Securities — 5.1%
455,531	Bank of Montreal Time Deposit, 0.15%, 01/03/11	$455,531
455,531	Barclays Time Deposit, 0.00%, 01/03/11	455,531
455,531	Dexia Time Deposit, 0.20%, 01/03/11	455,531
22,415,071	Institutional Money Market Trust, 0.26%, 01/03/11	22,415,071
2,839,901	JPMorgan Chase Time Deposit, 0.01%, 01/03/11	2,839,901
455,520	National Bank of Canada Time Deposit, 0.18%, 01/04/11	455,520
6,729,840	Nova Scotia Commercial Paper, 0.09%, 01/03/11	6,729,840
455,531	Nova Scotia Time Deposit, 0.08%, 01/03/11	455,531
13,459,668	Societe Generale Commerical Paper, 0.10%, 01/03/11	13,459,668

Total Short-Term Investments Held As
Collateral For Loaned Securities
(Cost $47,722,124)		47,722,124

Total Investments — 105.9%
(Cost $818,783,526)		986,289,103	[3]

Liabilities in Excess of Other Assets — (5.9%)		(55,382,106)

Total Net Assets — 100.0%		$930,906,997

See accompanying notes.	10	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2010 (Unaudited)

Summary of inputs used to value the Fund’s investments as of

December 31, 2010 is as follows (See Note 2 in Notes to

Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$879,731,863	$879,731,863	—	—
Short-Term Investments	58,835,116	58,835,116	—	—
Short-Term Investments Held as Collateral for Loaned Securities	47,722,124	47,722,124	—	—

Total	$986,289,103	$986,289,103	—	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]

At December 31, 2010, the market value of securities on loan for the CRM Small Cap Value Fund was $45,473,872. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	11	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

Shares		Value
Common Stock — 95.6%
Consumer Discretionary — 13.7%
Automobiles & Components — 0.7%
80,304	Visteon Corp.[1,2]	$5,962,572

Consumer Durables & Apparel — 8.0%
495,700	Carter’s, Inc.[1]	14,628,107
390,600	Harman International Industries, Inc.[1]	18,084,780
115,100	Mohawk Industries, Inc.[1]	6,533,076
347,700	Stanley Black & Decker, Inc.	23,250,699

		62,496,662

Consumer Services — 1.0%
166,700	WMS Industries, Inc.[1]	7,541,508

Media — 2.5%
519,950	Interpublic Group of Cos., Inc. (The)[1]	5,521,869
1,225,300	Live Nation Entertainment, Inc.[1]	13,992,926

		19,514,795

Retailing — 1.5%
380,100	HSN, Inc.[1]	11,646,264

Total Consumer Discretionary		107,161,801

Consumer Staples — 4.2%
Food, Beverage & Tobacco — 2.6%
219,450	Hansen Natural Corp.[1]	11,472,846
139,100	Ralcorp Holdings, Inc.[1]	9,042,891

		20,515,737

Household & Personal Products — 1.6%
408,800	Nu Skin Enterprises, Inc. — Class A	12,370,288

Total Consumer Staples		32,886,025

Energy — 4.7%
436,250	Denbury Resources, Inc.[1,2]	8,328,012
383,150	EQT Corp.	17,180,446
544,800	Patterson-UTI Energy, Inc.[2]	11,740,440

Total Energy		37,248,898

Financials — 15.0%
Banks — 8.7%
318,200	Comerica, Inc.	13,440,768
875,700	Fifth Third Bancorp	12,855,276
3,289,700	Popular, Inc.[1]	10,329,658
251,850	SunTrust Banks, Inc.	7,432,094
1,619,050	TFS Financial Corp.	14,603,831
779,400	Umpqua Holdings Corp.[2]	9,493,092

		68,154,719

Diversified Financials — 1.0%
195,900	Lazard Ltd. — Class A	7,736,091

Insurance — 2.8%
192,600	Allied World Assurance Co. Holdings Ltd.	11,448,144

Shares		Value
Financials — (continued)
Insurance — (continued)
738,800	Fidelity National Financial, Inc. — Class A	$10,106,784

		21,554,928

Real Estate — 2.5%
95,100	Jones Lang LaSalle, Inc.	7,980,792
225,000	Rayonier, Inc.	11,817,000

		19,797,792

Total Financials		117,243,530

Health Care — 9.6%
Health Care Equipment & Services — 7.7%
107,300	C.R. Bard, Inc.[2]	9,846,921
644,300	CareFusion Corp.[1]	16,558,510
482,650	CIGNA Corp.	17,693,949
286,700	Cooper Cos., Inc. (The)[2]	16,152,678

		60,252,058

Pharmaceuticals, Biotechnology & Life Sciences — 1.9%
566,400	BioMarin Pharmaceutical, Inc.[1,2]	15,253,152

Total Health Care		75,505,210

Industrials — 17.8%
Capital Goods — 7.1%
544,400	Aecom Technology Corp.[1]	15,226,868
335,800	Moog, Inc. — Class A1	13,364,840
385,200	Pentair, Inc.	14,063,652
190,600	Regal-Beloit Corp.[2]	12,724,456

		55,379,816

Commercial & Professional Services — 7.3%
475,300	Avery Dennison Corp.	20,124,202
142,750	Dun & Bradstreet Corp.	11,718,348
473,500	Equifax, Inc.	16,856,600
136,900	Manpower, Inc.	8,591,844

		57,290,994

Transportation — 3.4%
669,600	Avis Budget Group, Inc.[1,2]	10,418,976
1,136,400	Hertz Global Holdings, Inc.[1,2]	16,466,436

		26,885,412

Total Industrials		139,556,222

Information Technology — 13.7%
Semiconductors & Semiconductor Equipment — 5.7%
2,562,340	LSI Corp.[1]	15,348,417
438,500	Netlogic Microsystems, Inc.[1,2]	13,773,285
1,545,450	ON Semiconductor Corp.[1]	15,269,046

		44,390,748

Software & Services — 7.8%
209,300	Alliance Data Systems Corp.[1,2]	14,866,579
316,850	BMC Software, Inc.[1]	14,936,309
788,850	Monster Worldwide, Inc.[1,2]	18,640,525

See accompanying notes.	12	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2010 (Unaudited)

Shares		Value
Information Technology — (continued)
Software & Services — (continued)
574,990	Parametric Technology Corp.[1]	$12,954,525

		61,397,938

Technology Hardware & Equipment — 0.2%
48,300	CommScope, Inc.[1]	1,507,926

Total Information Technology		107,296,612

Materials — 8.8%
208,622	Albemarle Corp.	11,636,935
206,400	Ashland, Inc.	10,497,504
452,700	Calgon Carbon Corp.[1]	6,844,824
309,600	Cytec Industries, Inc.	16,427,376
189,050	Greif, Inc. — Class A	11,702,195
465,300	Sealed Air Corp.	11,841,885

Total Materials		68,950,719

Utilities — 8.1%
599,450	American Water Works Co., Inc.	15,160,090
541,000	CMS Energy Corp.[2]	10,062,600
122,100	Northeast Utilities	3,892,548
988,400	NV Energy, Inc.	13,887,020
258,800	OGE Energy Corp.	11,785,752
277,900	UIL Holdings Corp.	8,325,884

Total Utilities		63,113,894

Total Common Stock
(Cost $633,470,101)		748,962,911

Short-Term Investments — 4.6%
17,873,586	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.20%	17,873,586
17,873,586	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.17%	17,873,586

Total Short-Term Investments
(Cost $35,747,172)		35,747,172

Total Investments Before Short-Term
Investments Held As Collateral For Loaned
Securities — 100.2%
(Cost $669,217,273)		784,710,083

Shares		Value
Short-Term Investments Held As Collateral
For Loaned Securities — 11.1%
833,999	Bank of Montreal Time Deposit, 0.15%, 01/03/11	$833,999
833,999	Barclays Time Deposit, 0.00%, 01/03/11	833,999
833,999	Dexia Time Deposit, 0.20%, 01/03/11	833,999
41,038,159	Institutional Money Market Trust, 0.26%, 01/03/11	41,038,159
5,199,373	JPMorgan Chase Time Deposit, 0.01%, 01/03/11	5,199,373
833,980	National Bank of Canada Time Deposit, 0.18%, 01/04/11	833,980
12,321,185	Nova Scotia Commercial Paper, 0.09%, 01/03/11	12,321,185
833,999	Nova Scotia Time Deposit, 0.08%, 01/03/11	833,999
24,642,349	Societe Generale Commercial Paper, 0.10%, 01/03/11	24,642,349

Total Short-Term Investments Held As
Collateral For Loaned Securities
(Cost $87,371,042)		87,37 1,042

Total Investments — 111.3%
(Cost $756,588,315)		872,081,125	[3]
Liabilities in Excess of Other Assets — (11.3%)		(88,682,742)

Total Net Assets — 100.0%		$783,398,383

See accompanying notes.	13	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2010 (Unaudited)

Summary of inputs used to value the Fund’s investments as of

December 31, 2010 is as follows (See Note 2 in Notes to

Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$748,962,911	$748,962,911	—	—
Short-Term Investments	35,747,172	35,747,172	—	—
Short-Term Investments Held as Collateral for Loaned Securities	87,371,042	87,371,042	—	—

Total	$872,081,125	$872,081,125	—	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]

At December 31, 2010, the market value of securities on loan for the CRM Small/Mid Cap Value Fund was $83,707,113. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	14	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

Shares		Value
Common Stock — 93.7%
Consumer Discretionary — 12.6%
Consumer Durables & Apparel — 6.6%
453,402	Mohawk Industries, Inc.[1,2]	$25,735,097
3,407,134	Newell Rubbermaid, Inc.	61,941,696
1,656,711	Stanley Black & Decker, Inc.	110,784,265
587,436	Whirlpool Corp.[2]	52,181,940

		250,642,998

Consumer Services — 0.8%
1,505,168	Intercontinental Hotels Group PLC, ADR[2,3,4]	29,696,965

Media — 3.7%
3,531,385	Viacom, Inc. — Class B	139,878,160

Retailing — 1.5%
1,222,848	Guess?, Inc.[2]	57,865,167

Total Consumer Discretionary		478,083,290

Consumer Staples — 6.5%
Food & Staples Retailing — 2.1%
3,540,068	Kroger Co. (The)	79,155,921

Food, Beverage & Tobacco — 4.4%
2,325,800	Coca-Cola Enterprises, Inc.	58,214,774
1,665,300	ConAgra Foods, Inc.	37,602,474
420,675	Mead Johnson Nutrition Co.	26,187,019
913,345	Molson Coors Brewing Co. — Class B	45,840,785

		167,845,052

Total Consumer Staples		247,000,973

Energy — 9.9%
1,625,110	Baker Hughes, Inc.	92,907,539
1,347,100	Cameron International Corp.[1]	68,338,383
1,904,200	Denbury Resources, Inc.[1,2]	36,351,178
1,382,000	EQT Corp.	61,968,880
2,423,910	Nexen, Inc.[2]	55,507,539
2,561,200	Weatherford International Ltd.[1]	58,395,360

Total Energy		373,468,879

Financials — 15.3%
Banks — 6.2%
1,911,800	Comerica, Inc.	80,754,432
6,286,800	Fifth Third Bancorp	92,290,224
2,053,385	SunTrust Banks, Inc.	60,595,391

		233,640,047

Diversified Financials — 3.7%
843,500	Ameriprise Financial, Inc.	48,543,425
3,108,432	NYSE Euronext	93,190,791

		141,734,216

Insurance — 3.9%
2,155,837	Principal Financial Group, Inc.	70,194,053
3,559,716	XL Group PLC[2,4]	77,673,003

		147,867,056

Shares		Value
Financials — (continued)
Real Estate — 1.5%
2,846,900	CB Richard Ellis Group, Inc. — Class A1	$58,304,512

Total Financials		581,545,831

Health Care — 11.2%
Health Care Equipment & Services — 11.2%
511,387	C.R. Bard, Inc.[2]	46,929,985
3,047,487	CareFusion Corp.[1]	78,320,416
3,058,377	St. Jude Medical, Inc.[1,2]	130,745,617
1,395,063	Stryker Corp.[2]	74,914,883
1,774,500	Zimmer Holdings, Inc.[1]	95,255,160

Total Health Care		426,166,061

Industrials — 12.9%
Capital Goods — 5.6%
1,105,154	Cooper Industries PLC[4]	64,419,427
3,605,485	Tyco International Ltd.	149,411,298

		213,830,725

Commercial & Professional Services — 7.3%
2,275,780	Avery Dennison Corp.	96,356,525
723,656	Dun & Bradstreet Corp.	59,404,921
670,404	Manpower, Inc.	42,074,555
2,626,800	Republic Services, Inc.	78,436,248

		276,272,249

Total Industrials		490,102,974

Information Technology — 14.6%
Semiconductors & Semiconductor Equipment — 4.4%
1,593,390	Linear Technology Corp.[2]	55,115,360
12,469,045	LSI Corp.[1]	74,689,580
4,469,400	Micron Technology, Inc.[1,2]	35,844,588

		165,649,528

Software & Services — 8.2%
4,529,800	Activision Blizzard, Inc.	56,350,712
941,650	Alliance Data Systems Corp.[1,2]	66,885,399
1,549,954	BMC Software, Inc.[1]	73,064,832
2,186,304	Parametric Technology Corp.[1]	49,257,429
3,572,854	Western Union Co. (The)	66,347,899

		311,906,271

Technology Hardware & Equipment — 2.0%
2,164,600	Tyco Electronics Ltd.	76,626,840

Total Information Technology		554,182,639

Materials — 4.2%
501,400	Air Products & Chemicals, Inc.	45,602,330
1,070,200	Allegheny Technologies, Inc.[2]	59,053,636
1,652,300	Crown Holdings, Inc.[1]	55,153,774
200	FMC Corp.	15,978

Total Materials		159,825,718

Utilities — 6.5%
1,541,570	American Electric Power Co., Inc.	55,465,689

See accompanying notes.	15	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2010 (Unaudited)

Shares		Value
Utilities — (continued)
3,005,987	CMS Energy Corp.[2]	$55,911,358
2,077,400	Edison International	80,187,640
1,022,244	Sempra Energy	53,647,365

Total Utilities		245,212,052

Total Common Stock
(Cost $2,871,862,492)		3,555,588,417

Short-Term Investments — 4.9%
93,368,809	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.20%	93,368,809
93,368,809	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.17%	93,368,809

Total Short-Term Investments
(Cost $186,737,618)		186,737,618

Total Investments Before Short-Term
Investments Held As Collateral For Loaned
Securities — 98.6%
(Cost $3,058,600,110)		3,742,326,035

Short-Term Investments Held As Collateral
For Loaned Securities — 5.8%
2,094,856	Bank of Montreal Time Deposit, 0.15%, 01/03/11	2,094,856
2,094,856	Barclays Time Deposit, 0.00%, 01/03/11	2,094,856
2,094,856	Dexia Time Deposit, 0.20%, 01/03/11	2,094,856
103,080,478	Institutional Money Market Trust, 0.26%, 01/03/11	103,080,477
13,059,889	JPMorgan Chase Time Deposit, 0.01%, 01/03/11	13,059,889

Shares		Value
2,094,808	National Bank of Canada Time Deposit, 0.18%, 01/04/11	$2,094,808
30,948,601	Nova Scotia Commercial Paper, 0.09%, 01/03/11	30,948,601
2,094,856	Nova Scotia Time Deposit, 0.08%, 01/03/11	2,094,856
61,897,150	Societe Generale Commerical Paper, 0.10%, 01/03/11	61,897,150

Total Short-Term Investments Held As
Collateral For Loaned Securities
(Cost $219,460,349)		219,460,349

Total Investments — 104.4%
(Cost $3,278,060,459)		3,961,786,384	[5]
Liabilities in Excess of Other Assets — (4.4%)		(168,365,397)

Total Net Assets — 100.0%		$3,793,420,987

Summary of inputs used to value the Fund’s investments as of December 31, 2010 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$3,555,588,417	$3,555,588,417	—	—
Short-Term Investments	186,737,618	186,737,618	—	—
Short-Term Investments Held as Collateral for Loaned Securities	219,460,349	219,460,349	—	—

Total	$3,961,786,384	$3,961,786,384	—	—

[1]	Non-income producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	PLC — Public Limited Company.
[5]

At December 31, 2010, the market value of securities on loan for the CRM Mid Cap Value Fund was $210,888,769. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities.

See accompanying notes.	16	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

Shares		Value
Common Stock — 96.2%
Consumer Discretionary — 15.8%
Automobiles & Components — 4.5%
46,300	Ford Motor Co.[1]	$777,377
50,600	General Motors Co.[1]	1,865,116

		2,642,493

Consumer Durables & Apparel — 4.9%
25,000	Harman International Industries, Inc.[1]	1,157,500
25,700	Stanley Black & Decker, Inc.	1,718,559

		2,876,059

Consumer Services — 2.7%
20,200	Carnival Corp.	931,422
8,600	McDonald’s Corp.	660,136

		1,591,558

Media — 3.7%
54,800	Viacom, Inc. — Class B	2,170,628

Total Consumer Discretionary.		9,280,738

Consumer Staples — 13.0%
Food & Staples Retailing — 5.6%
58,300	CVS Caremark Corp.	2,027,091
55,100	Kroger Co. (The)	1,232,036

		3,259,127

Food, Beverage & Tobacco — 7.4%
20,400	Anheuser-Busch InBev NV, ADR[2]	1,164,636
35,600	Coca-Cola Enterprises, Inc.	891,068
14,000	Hansen Natural Corp.[1]	731,920
6,300	Mead Johnson Nutrition Co.	392,175
17,700	PepsiCo, Inc.	1,156,341

		4,336,140

Total Consumer Staples		7,595,267

Energy — 8.8%
25,500	Baker Hughes, Inc.	1,457,835
14,900	Occidental Petroleum Corp.	1,461,690
59,600	Talisman Energy, Inc.	1,322,524
39,600	Weatherford International Ltd.[1]	902,880

Total Energy		5,144,929

Financials — 13.7%
Banks — 2.6%
21,300	SunTrust Banks, Inc.	628,563
28,100	Wells Fargo & Co.	870,819

		1,499,382

Diversified Financials — 7.4%
18,400	American Express Co.	789,728
90,700	Bank of America Corp.	1,209,938
4,660	BlackRock, Inc.	888,103
48,300	NYSE Euronext	1,448,034

		4,335,803

Shares		Value
Financials — (continued)
Insurance — 3.7%
19,900	Prudential Financial, Inc.	$1,168,329
46,000	XL Group PLC[3]	1,003,720

		2,172,049

Total Financials		8,007,234

Health Care — 11.2%
Health Care Equipment & Services — 9.6%
48,600	CareFusion Corp.[1]	1,249,020
30,200	Covidien PLC[3]	1,378,932
42,800	St. Jude Medical, Inc.[1]	1,829,700
21,300	Stryker Corp.	1,143,810

		5,601,462

Pharmaceuticals, Biotechnology & Life Sciences — 1.6%
26,100	Roche Holding AG, ADR[2]	956,565

Total Health Care		6,558,027

Industrials — 13.4%
Capital Goods — 8.1%
14,700	Cooper Industries PLC[3]	856,863
70,600	General Electric Co.	1,291,274
55,800	Tyco International Ltd.	2,312,352
3,900	United Technologies Corp.	307,008

		4,767,497

Commercial & Professional Services — 3.2%
27,500	Avery Dennison Corp.	1,164,350
11,000	Manpower, Inc.	690,360

		1,854,710

Transportation — 2.1%
82,900	Hertz Global Holdings, Inc.[1]	1,201,221

Total Industrials		7,823,428

Information Technology — 15.5%
Semiconductors & Semiconductor Equipment — 1.8%
107,100	ON Semiconductor Corp.[1]	1,058,148

Software & Services — 11.1%
23,800	BMC Software, Inc.[1]	1,121,932
2,385	Google, Inc. — Class A1	1,416,618
35,700	Microsoft Corp.	996,744
10,700	Visa, Inc. — Class A	753,066
55,600	Western Union Co. (The)	1,032,492
70,430	Yahoo!, Inc.[1]	1,171,251

		6,492,103

Technology Hardware & Equipment — 2.6%
36,900	Hewlett-Packard Co.	1,553,490

Total Information Technology		9,103,741

Materials — 1.5%
16,700	Cytec Industries, Inc.	886,102

Total Materials		886,102

Utilities — 3.3%
23,600	American Electric Power Co., Inc.	849,128

See accompanying notes.	17	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2010 (Unaudited)

Shares		Value
Utilities — (continued)
28,600	Edison International	$1,103,960

Total Utilities		1,953,088

Total Common Stock
(Cost $47,261,569)		56,352,554

Short-Term Investments — 4.0%
1,175,113	BlackRock Liquidity Funds
	TempCash Portfolio — Institutional
	Series, 0.20%	1,175,113
1,175,112	BlackRock Liquidity Funds
	TempFund Portfolio — Institutional
	Series, 0.17%	1,175,112

Total Short-Term Investments
(Cost $2,350,225)		2,350,225

Total Investments — 100.2%
(Cost $49,611,794)		58,702,779
Liabilities in Excess of Other Assets — (0.2%)		(99,775)

Total Net Assets — 100.0%		$58,603,004

Summary of inputs used to value the Fund’s investments as of December 31, 2010 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities
Common Stock	$56,352,554	$56,352,554	—	—
Short-Term Investments	2,350,225	2,350,225	—	—

Total	$58,702,779	$58,702,779	—	—

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.

See accompanying notes.	18	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

Shares		Value
Common Stock — 95.8%
Consumer Discretionary — 13.5%
Automobiles & Components — 3.2%
23,600	General Motors Co.[1]	$869,896

Consumer Durables & Apparel — 4.9%
11,800	Harman International Industries, Inc.[1]	546,340
11,800	Stanley Black & Decker, Inc.	789,066

		1,335,406

Media — 3.5%
24,000	Viacom, Inc. — Class B	950,640

Retailing — 1.9%
12,200	Group 1 Automotive, Inc.	509,472

Total Consumer Discretionary		3,665,414

Consumer Staples — 9.9%
Food & Staples Retailing — 3.4%
27,000	CVS Caremark Corp.	938,790

Food, Beverage & Tobacco — 6.5%
15,650	Coca-Cola Enterprises, Inc.	391,719
12,700	Kraft Foods, Inc. — Class A	400,177
9,700	PepsiCo, Inc.	633,701
5,100	Ralcorp Holdings, Inc.[1]	331,551

		1,757,148

Total Consumer Staples		2,695,938

Energy — 7.8%
75,500	Advantage Oil & Gas Ltd.[1]	513,400
10,300	Baker Hughes, Inc.	588,851
26,550	Talisman Energy, Inc.	589,145
18,550	Weatherford International Ltd.[1]	422,940

Total Energy		2,114,336

Financials — 11.3%
Banks — 5.8%
24,000	Columbia Banking System, Inc.	505,440
76,800	TFS Financial Corp.	692,736
12,200	Wells Fargo & Co.	378,078

		1,576,254

Diversified Financials — 3.7%
35,050	Bank of America Corp.	467,567
18,100	NYSE Euronext	542,638

		1,010,205

Insurance — 1.8%
21,500	XL Group PLC[2]	469,130

Total Financials		3,055,589

Health Care — 11.9%
Health Care Equipment & Services — 10.0%
3,350	C.R. Bard, Inc.	307,430
20,600	CONMED Corp.[1]	544,458
10,100	Cooper Cos., Inc. (The)	569,034

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
19,800	St. Jude Medical, Inc.[1]	$846,450
8,400	Stryker Corp.	451,080

		2,718,452

Pharmaceuticals, Biotechnology & Life Sciences — 1.9%
19,450	BioMarin Pharmaceutical, Inc.[1]	523,788

Total Health Care		3,242,240

Industrials — 13.2%
Capital Goods — 8.5%
6,700	Cooper Industries PLC[2]	390,543
28,300	General Electric Co.	517,607
8,400	Moog, Inc. — Class A1	334,320
25,300	Tyco International Ltd.	1,048,432

		2,290,902

Commercial & Professional Services — 2.6%
16,900	Avery Dennison Corp.	715,546

Transportation — 2.1%
38,800	Hertz Global Holdings, Inc.[1]	562,212

Total Industrials		3,568,660

Information Technology — 21.6%
Semiconductors & Semiconductor Equipment — 3.4%
89,450	LSI Corp.[1]	535,805
12,200	Netlogic Microsystems, Inc.[1]	383,202

		919,007

Software & Services — 12.0%
7,200	Alliance Data Systems Corp.[1]	511,416
11,400	BMC Software, Inc.[1]	537,396
1,210	Google, Inc. — Class A1	718,704
28,300	Monster Worldwide, Inc.[1]	668,729
53,000	S1 Corp.[1]	365,700
6,300	Visa, Inc. — Class A	443,394

		3,245,339

Technology Hardware & Equipment — 6.2%
16,000	Ciena Corp.[1]	336,800
14,300	Hewlett-Packard Co.	602,030
58,900	Intermec, Inc.[1]	745,674

		1,684,504

Total Information Technology		5,848,850

Materials — 1.5%
7,600	Allegheny Technologies, Inc.	419,368

Total Materials		419,368

Utilities — 5.1%
13,500	American Electric Power Co., Inc.	485,730
13,100	Edison International	505,660
13,100	UIL Holdings Corp.	392,476

Total Utilities		1,383,866

Total Common Stock
(Cost $22,208,263)		25,994,261

See accompanying notes.	19	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2010 (Unaudited)

Shares		Value
Short-Term Investments — 4.0%
540,375	BlackRock Liquidity Funds
	TempCash Portfolio — Institutional
	Series, 0.20%	$540,375
540,374	BlackRock Liquidity Funds
	TempFund Portfolio — Institutional
	Series, 0.17%	540,374

Total Short-Term Investments
(Cost $1,080,749)		1,080,749

Total Investments — 99.8%
(Cost $23,289,012)		27,075,010
Other Assets in Excess of Liabilities — 0.2%		44,746

Total Net Assets — 100.0%		$27,119,756

Summary of inputs used to value the Fund’s investments as of December 31, 2010 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities
Common Stock	$25,994,261	$25,994,261	—	—
Short-Term Investments	1,080,749	1,080,749	—	—

Total	$27,075,010	$27,075,010	—	—

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.

See accompanying notes.	20	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

Shares		Value
Common Stock — 92.5%
Austria — 1.4%
14,365	Andritz AG	$1,320,498

Total Austria		1,320,498

Bermuda — 1.5%
42,100	Seadrill Ltd.	1,422,802

Total Bermuda		1,422,802

Brazil — 9.4%
112,000	BR Properties SA	1,225,253
92,800	Cosan SA Industria e Comercio	1,543,499
76,400	Estacio Participacoes SA	1,242,651
291,100	PDG Realty SA Empreendimentos e Participacoes	1,781,672
26,450	Petroleo Brasileiro SA, ADR[2]	1,000,868
61,500	Vale SA, ADR[2]	1,858,530

Total Brazil		8,652,473

Canada — 9.9%
34,600	Canadian Natural Resources Ltd.	1,543,307
238,800	Capstone Mining Corp.[1]	1,078,359
8,300	First Quantum Minerals Ltd.	901,539
32,600	Pacific Rubiales Energy Corp.	1,106,557
44,600	Suncor Energy, Inc.	1,717,075
64,400	Talisman Energy, Inc.	1,432,694
22,400	Teck Resources Ltd. — Class B	1,392,031

Total Canada		9,171,562

China — 2.3%
983,000	China Construction Bank Corp. — Class H	871,355
1,416,000	Daphne International Holdings Ltd.	1,298,899

Total China		2,170,254

Colombia — 1.4%
38,600	Petrominerales Ltd.	1,287,314

Total Colombia		1,287,314

France — 3.0%
12,985	Technip SA	1,225,396
14,110	Vallourec SA	1,507,671

Total France		2,733,067

Hong Kong — 1.6%
880,000	Noble Group Ltd.	1,487,981

Total Hong Kong		1,487,981

India — 2.5%
86,283	Educomp Solutions Ltd.	1,026,076
82,080	Tata Steel Ltd.	1,248,959

Total India		2,275,035

Indonesia — 1.5%
768,500	Indocement Tunggal Prakarsa Tbk PT	1,360,441

Total Indonesia		1,360,441

Shares		Value
Ireland — 3.0%
124,460	Charter International PLC[3]	$1,629,972
51,600	XL Group PLC[3]	1,125,912

Total Ireland		2,755,884

Japan — 5.6%
61,200	Bridgestone Corp.	1,182,692
63,000	JGC Corp.	1,371,117
85,500	Kuraray Co. Ltd.	1,225,791
70,700	Nikon Corp.	1,434,203

Total Japan		5,213,803

Netherlands — 4.3%
37,345	Imtech N.V	1,389,090
103,160	ING Groep N.V.[1]	1,001,507
69,590	SBM Offshore N.V	1,561,830

Total Netherlands		3,952,427

Peru — 1.2%
9,400	Credicorp Ltd.	1,117,754

Total Peru		1,117,754

Singapore — 1.3%
138,000	Keppel Corp. Ltd.	1,208,649

Total Singapore		1,208,649

South Africa — 1.6%
41,735	Impala Platinum Holdings Ltd.	1,475,851

Total South Africa		1,475,851

South Korea — 1.5%
3,310	POSCO	1,420,363

Total South Korea		1,420,363

Sweden — 1.1%
161,660	Swedish Orphan Biovitrum AB1	1,004,719

Total Sweden		1,004,719

Switzerland — 1.6%
36,200	Tyco International Ltd.	1,500,128

Total Switzerland		1,500,128

United Arab Emirates — 1.6%
179,475	Dragon Oil PLC[1,3]	1,508,217

Total United Arab Emirates		1,508,217

United Kingdom — 4.2%
48,725	Acergy SA	1,194,107
91,150	Travis Perkins PLC[3]	1,469,428
41,640	Whitbread PLC[3]	1,177,657

Total United Kingdom		3,841,192

United States — 31.0%
21,400	Armstrong World Industries, Inc.	920,200
31,000	Avery Dennison Corp.	1,312,540
4,900	BlackRock, Inc.	933,842
20,150	BMC Software, Inc.[1]	949,871
37,000	CareFusion Corp.[1]	950,900

See accompanying notes.	21	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2010 (Unaudited)

Shares		Value
United States — (continued)
24,600	Carnival Corp.	$1,134,306
43,400	Ciena Corp.[1]	913,570
31,800	Coca-Cola Enterprises, Inc.	795,954
41,650	CVS Caremark Corp.	1,448,171
64,900	General Electric Co.	1,187,021
31,800	General Motors Co.[1]	1,172,148
1,760	Google, Inc. — Class A1	1,045,387
14,300	Greif, Inc. — Class A	885,170
25,500	Harman International Industries, Inc.[1]	1,180,650
90,600	Hertz Global Holdings, Inc.[1]	1,312,794
26,900	Hewlett-Packard Co.	1,132,490
38,100	HSN, Inc.[1]	1,167,384
254,500	LSI Corp.[1]	1,524,455
16,100	Manpower, Inc.	1,010,436
46,900	Monster Worldwide, Inc.[1]	1,108,247
34,000	Netlogic Microsystems, Inc.[1]	1,067,940
35,400	St. Jude Medical, Inc.[1]	1,513,350
22,000	Stanley Black & Decker, Inc.	1,471,140
38,400	Viacom, Inc. — Class B	1,521,024
18,800	Zimmer Holdings, Inc.[1]	1,009,184

Total United States		28,668,174

Total Common Stock
(Cost $74,614,309)		85,548,588

Preferred Stock — 2.1%
Brazil — 2.1%
75,600	Banco do Estado do Rio Grande do Sul	803,820
18,500	Ultrapar Participacoes SA	1,171,295

Total Brazil		1,975,115

Total Preferred Stock
(Cost $1,606,803)		1,975,115

Short-Term Investments — 4.8%
2,227,783	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.20%	2,227,783
2,227,782	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.17%	2,227,782

Total Short-Term Investments
(Cost $4,455,565)		4,455,565

Total Investments — 99.4%
(Cost $80,676,677)		91,979,268
Other Assets in Excess of Liabilities — 0.6%		553,919

Total Net Assets — 100.0%		$92,533,187

Summary of inputs used to value the Fund’s investments as of December 31, 2010 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$85,548,588	$85,548,588	—	—
Preferred Stock	1,975,115	1,975,115	—	—
Short-Term Investments	4,455,565	4,455,565	—	—

Total	$91,979,268	$91,979,268	—	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at December 31, 2010 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $18,282,078.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.

See accompanying notes.	22	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2010 (Unaudited)

Shares		Value
Common Stock — 92.8%
Austria — 1.4%
2,800	Andritz AG	$257,389

Total Austria		257,389

Bermuda — 1.8%
9,400	Seadrill Ltd.	317,680

Total Bermuda		317,680

Brazil — 13.7%
24,300	BR Properties SA	265,836
19,300	Cosan SA Industria e Comercio	321,008
15,500	Estacio Participacoes SA	252,108
58,500	JBS SA	252,678
17,300	Localiza Rent a Car SA	280,343
13,400	Mills Estruturas e Servicos de Engenharia SA	166,289
53,400	PDG Realty SA Empreendimentos e Participacoes	326,834
6,500	Petroleo Brasileiro SA, ADR[2]	245,960
11,340	Vale SA, ADR[2]	342,695

Total Brazil		2,453,751

Canada — 10.5%
7,400	Canadian Natural Resources Ltd.	330,072
49,000	Capstone Mining Corp.[1]	221,271
1,600	First Quantum Minerals Ltd.	173,791
7,300	Pacific Rubiales Energy Corp.	247,787
9,420	Suncor Energy, Inc.	362,665
12,500	Talisman Energy, Inc.	278,085
4,300	Teck Resources Ltd. — Class B	267,220

Total Canada		1,880,891

China — 3.6%
238,000	China Construction Bank Corp. — Class H	210,969
43,400	China Pacific Insurance Group Co. Ltd. — Class H	179,233
276,000	Daphne International Holdings Ltd.	253,175

Total China		643,377

Colombia — 1.4%
7,400	Petrominerales Ltd.	246,791

Total Colombia		246,791

Finland — 1.4%
9,685	Sampo OYJ — A Shares	259,490

Total Finland		259,490

France — 4.4%
4,545	Publicis Groupe SA	236,321
2,479	Technip SA	233,943
3,000	Vallourec SA	320,554

Total France		790,818

Shares		Value
Germany — 1.3%
1,515	Linde AG	$233,426

Total Germany		233,426

Hong Kong — 1.7%
182,454	Noble Group Ltd.	308,509

Total Hong Kong		308,509

India — 2.8%
18,210	Educomp Solutions Ltd.	216,553
18,615	Tata Steel Ltd.	283,253

Total India		499,806

Indonesia — 3.1%
150,000	Indocement Tunggal Prakarsa Tbk PT	265,538
206,700	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	294,794

Total Indonesia		560,332

Ireland — 1.7%
23,938	Charter International PLC[3]	313,500

Total Ireland		313,500

Japan — 12.8%
13,400	Bridgestone Corp.	258,956
12,000	JGC Corp.	261,165
6,600	Komatsu Ltd.	199,731
21,100	Kuraray Co. Ltd.	302,505
14,400	Nikon Corp.	292,115
17,400	Nissan Chemical Industries Ltd.	225,671
14,300	Seiko Epson Corp.	260,673
13,400	Stanley Electric Co. Ltd.	250,373
4,400	Towa Pharmaceutical Co. Ltd.	244,414

Total Japan		2,295,603

Netherlands — 4.5%
7,981	Imtech N.V.	296,863
23,815	ING Groep N.V.[1]	231,203
12,520	SBM Offshore N.V.	280,990

Total Netherlands		809,056

Peru — 1.2%
1,800	Credicorp Ltd.	214,038

Total Peru		214,038

Singapore — 1.5%
30,000	Keppel Corp. Ltd.	262,750

Total Singapore		262,750

South Africa — 1.7%
8,380	Impala Platinum Holdings Ltd.	296,337

Total South Africa		296,337

South Korea — 1.7%
690	POSCO	296,088

Total South Korea		296,088

See accompanying notes.	23	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2010 (Unaudited)

Shares		Value
Spain — 1.5%
7,220	Viscofan SA	$273,622

Total Spain		273,622

Sweden — 1.4%
39,945	Swedish Orphan Biovitrum AB1	248,259

Total Sweden		248,259

Switzerland — 1.6%
6,300	Aryzta AG1	290,743

Total Switzerland		290,743

United Arab Emirates — 1.6%
35,030	Dragon Oil PLC[1,3]	294,374

Total United Arab Emirates		294,374

United Kingdom — 14.5%
9,595	Acergy SA	235,145
15,245	AMEC PLC[3]	274,524
29,325	Amlin PLC[3]	184,573
7,005	Antofagasta PLC[3]	177,364
51,335	Ashmore Group PLC[3]	271,642
13,885	Diageo PLC[3]	259,775
21,200	HSBC Holdings PLC[3]	218,333
38,815	Tesco PLC[3]	259,947
18,420	Travis Perkins PLC[3]	296,948
6,080	Weir Group PLC (The)[3]	168,352
9,280	Whitbread PLC[3]	262,456

Total United Kingdom		2,609,059

Total Common Stock
(Cost $14,708,907)		16,655,689

Preferred Stock — 2.2%
Brazil — 2.2%
13,800	Banco do Estado do Rio Grande do Sul	146,729
3,990	Ultrapar Participacoes SA	252,620

Total Brazil		399,349

Total Preferred Stock
(Cost $315,752)		399,349

Shares		Value
Short-Term Investments — 4.7%
418,763	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series, 0.20%	$418,763
418,762	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series, 0.17%	418,762

Total Short-Term Investments
(Cost $837,525)		837,525

Total Investments — 99.7%
(Cost $15,862,184)		17,892,563
Other Assets in Excess of Liabilities — 0.3%		49,229

Total Net Assets — 100.0%		$17,941,792

Summary of inputs used to value the Fund’s investments as of December 31, 2010 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$16,655,689	$16,655,689	—	—
Preferred Stock	399,349	399,349	—	—
Short-Term Investments	837,525	837,525	—	—

Total	$17,892,563	$17,892,563	—	—

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Significant market movements were deemed not to have occurred at December 31, 2010 and therefore the Fund did not utilize the external pricing service model adjustments. As a result, securities still held by the Fund were transferred from Level 2 into Level 1 with an end of period value of $6,037,610.

[1]	Non-income producing security.
[2]	ADR — American Depository Receipt.
[3]	PLC — Public Limited Company.

See accompanying notes.	24	CRM Funds

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010 (Unaudited)

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund	CRM Large Cap Opportunity Fund
ASSETS:
Investments
Investments, at cost	$818,783,526	$756,588,315	$3,278,060,459	$49,611,794
Net unrealized appreciation	167,505,577	115,492,810	683,725,925	9,090,985

Total investments, at value[1]	986,289,103	872,081,125	3,961,786,384	58,702,779
Receivable for fund shares sold	48,566,735	1,836,296	106,358,133	80,134
Receivable for securities sold	775,880	589,880	2,084,435	401,759
Dividends and interest receivable	614,001	399,581	2,917,723	53,853
Other assets	49,683	39,757	170,011	11,342

Total assets	1,036,295,402	874,946,639	4,073,316,686	59,249,867

LIABILITIES:
Obligation to return securities lending collateral	47,722,124	87,371,042	219,460,349	—
Payable for fund shares redeemed	42,646,074	693,584	50,328,753	12,185
Payable for securities purchased	14,297,981	2,889,896	7,196,589	558,947
Accrued advisory fee	561,217	475,504	2,127,901	28,128
Audit fee	22,082	24,374	21,666	24,790
Other accrued expenses	138,927	93,856	760,441	22,813

Total liabilities	105,388,405	91,548,256	279,895,699	646,863

NET ASSETS	$930,906,997	$783,398,383	$3,793,420,987	$58,603,004

COMPONENTS OF NET ASSETS
Paid-in-capital	$744,163,521	$667,918,079	$3,612,196,331	$56,244,547
Undistributed (distributions in excess of) net investment income	3,390,729	(45,223)	(176,345)	(15,303)
Accumulated net realized gain (loss) on investments	15,847,170	32,717	(502,324,924)	(6,717,225)
Net unrealized appreciation of investments	167,505,577	115,492,810	683,725,925	9,090,985

NET ASSETS	$930,906,997	$783,398,383	$3,793,420,987	$58,603,004

NET ASSETS BY SHARE CLASS
Investor Shares	$181,212,830	$136,090,553	$1,301,450,726	$21,320,137
Institutional Shares	749,694,167	647,307,830	2,491,970,261	37,282,867

NET ASSETS	$930,906,997	$783,398,383	$3,793,420,987	$58,603,004

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	7,751,757	9,081,925	46,098,985	2,081,654
Institutional Shares	30,398,632	42,848,648	86,932,882	3,634,233
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$23.38	$14.98	$28.23	$10.24
Institutional Shares	$24.66	$15.11	$28.67	$10.26
[1] Includes securities loaned of:	$45,473,872	$83,707,113	$210,888,769	$—

See accompanying notes.	25	CRM Funds

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010 (Unaudited)

	CRM All Cap Value Fund	CRM Global Opportunity Fund	CRM International Opportunity Fund
ASSETS:
Investments
Investments, at cost	$23,289,012	$80,676,677	$15,862,184
Net unrealized appreciation	3,785,998	11,302,591	2,030,379

Total investments, at value	27,075,010	91,979,268	17,892,563
Currencies
Foreign currencies, at cost	—	20,791	3,434
Net unrealized depreciation	—	(26)	(4)

Total foreign currencies, at value	—	20,765	3,430
Cash	1	—	—
Receivable for fund shares sold	1,669,864	368,522	42,000
Receivable for securities sold	8,177	207,099	—
Receivable from Adviser	—	—	3,246
Dividends and interest receivable	25,909	63,725	17,121
Other assets	11,020	18,008	19,377

Total assets	28,789,981	92,657,387	17,977,737

LIABILITIES:
Payable for fund shares redeemed	173	3,543	—
Payable for securities purchased	1,632,205	—	—
Deferred foreign capital gain tax	—	—	620
Accrued advisory fee	15,118	68,269	—
Audit fee	12,320	35,325	35,325
Other accrued expenses	10,409	17,063	—

Total liabilities	1,670,225	124,200	35,945

NET ASSETS	$27,119,756	$92,533,187	$17,941,792

COMPONENTS OF NET ASSETS
Paid-in-capital	$24,731,516	$77,834,166	$15,329,355
Distributions in excess of net investment income	(46,391)	(26,024)	(54,602)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(1,351,367)	3,420,614	636,806
Net unrealized appreciation of investments and foreign currency transactions	3,785,998	11,304,431	2,030,233 [2]

NET ASSETS	$27,119,756	$92,533,187	$17,941,792

NET ASSETS BY SHARE CLASS
Investor Shares	$20,935,851	$2,108,827	$4,217,104
Institutional Shares	6,183,905	90,424,360	13,724,688

NET ASSETS	$27,119,756	$92,533,187	$17,941,792

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	2,031,121	121,082	256,351
Institutional Shares	597,562	5,174,134	832,828
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$10.31	$17.42	$16.45
Institutional Shares	$10.35	$17.48	$16.48
[2] Net of $(620) accrued foreign capital gains taxes on appreciated securities

See accompanying notes.	26	CRM Funds

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited)

	CRM Small Cap Value Fund	CRM Small/Mid Cap Value Fund	CRM Mid Cap Value Fund	CRM Large Cap Opportunity Fund
INVESTMENT INCOME
Dividends	$6,711,845	$2,905,862	$27,349,773	$391,391
Securities lending income	49,672	146,115	158,835	—
Foreign tax withheld	—	—	(32,579)	(1,123)

Total investment income	6,761,517	3,051,977	27,476,029	390,268

EXPENSES
Investment advisory fees	2,814,790	2,185,357	11,904,444	183,826
Administration and accounting fees	80,340	63,558	349,024	9,246
Custody fees	23,341	19,128	89,367	8,219
Transfer Agent fees	97,744	92,981	647,155	23,506
Shareholder reports	40,912	24,652	202,368	3,487
Shareholder services - Investor Shares	200,565	118,900	1,638,468	22,484
Trustee fees and expenses	28,354	19,015	143,601	2,245
Compliance services	5,913	3,993	28,879	432
Registration fees	17,267	27,137	22,603	22,629
Audit fees	19,207	19,699	18,792	20,115
Legal fees	18,064	12,273	88,220	1,322
Miscellaneous	22,787	14,966	111,992	2,246

Total expenses	3,369,284	2,601,659	15,244,913	299,757
Expenses waived/reimbursed	—	—	—	(56,682)

Net expenses	3,369,284	2,601,659	15,244,913	243,075

NET INVESTMENT INCOME	3,392,233	450,318	12,231,116	147,193

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	65,143,319	34,402,074	179,201,816	942,885
Net change in unrealized appreciation (depreciation) on:
Investments	175,325,104	124,531,217	648,843,900	9,506,558

Net realized and unrealized gain on investments	240,468,423	158,933,291	828,045,716	10,449,443

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$243,860,656	$159,383,609	$840,276,832	$10,596,636

See accompanying notes.	27	CRM Funds

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2010 (Unaudited)

	CRM All Cap Value Fund	CRM Global Opportunity Fund	CRM International Opportunity Fund
INVESTMENT INCOME
Dividends	$105,066	$690,301	$67,330
Foreign tax withheld	(461)	(20,463)	(3,306)

Total investment income	104,605	669,838	64,024

EXPENSES
Investment advisory fees	98,996	309,342	47,100
Administration and accounting fees	6,196	24,435	22,645
Custody fees	4,432	49,232	34,296
Transfer Agent fees	19,187	20,152	18,887
Shareholder reports	1,054	1,949	380
Shareholder services - Investor Shares	20,726	2,149	3,737
Trustee fees and expenses	700	1,823	305
Compliance services	158	420	67
Registration fees	21,171	15,666	15,287
Audit fees	10,320	18,777	18,777
Legal fees	481	1,294	207
Miscellaneous	1,007	1,797	707

Total expenses	184,428	447,036	162,395
Expenses waived/reimbursed	(33,445)	(15,557)	(93,241)

Net expenses	150,983	431,479	69,154

NET INVESTMENT INCOME (LOSS)	(46,378)	238,359	(5,130)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	1,317,213	4,254,391	916,427
Foreign currency transactions	—	(293,148)	(105,475)
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency	4,549,397	15,276,801	1,947,120
Foreign capital gains tax	—	—	35

Net realized and unrealized gain on investments and foreign currency	5,866,610	19,238,044	2,758,107

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,820,232	$19,476,403	$2,752,977

See accompanying notes.	28	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small Cap Value Fund
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010
NET ASSETS - BEGINNING OF PERIOD	$650,644,358	$474,101,920

OPERATIONS
Net investment income (loss)	3,392,233	(1,350,998)
Net realized gain from investments	65,143,319	98,878,765
Net change in unrealized appreciation (depreciation) on investments	175,325,104	(29,416,384)

Net increase in net assets resulting from operations	243,860,656	68,111,383

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	42,529,820	43,558,759
Sale of shares - Institutional Shares	87,907,078	208,854,143
Redemption of shares - Investor Shares	(55,294,577)	(39,813,853)
Redemption of shares - Institutional Shares	(38,740,338)	(104,167,994)
Net increase from capital share transactions	36,401,983	108,431,055

Total increase in net assets	280,262,639	176,542,438

NET ASSETS - END OF PERIOD	$930,906,997	$650,644,358

Undistributed (distributions in excess of) net investment income	$3,390,729	$(1,504)

See accompanying notes.	29	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Small/Mid Cap Value Fund
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010
NET ASSETS - BEGINNING OF PERIOD	$426,469,863	$301,704,421

OPERATIONS
Net investment income	450,318	616,220
Net realized gain from investments	34,402,074	49,782,050
Net change in unrealized appreciation (depreciation) on investments	124,531,217	(12,603,546)

Net increase in net assets resulting from operations	159,383,609	37,794,724

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(1,777)	—
Net investment income - Institutional Shares	(792,187)	(381,235)

Total distributions to shareholders	(793,964)	(381,235)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	76,748,026	30,300,187
Sale of shares - Institutional Shares	163,489,478	157,469,171
Reinvestment of distributions - Investor Shares	1,766	—
Reinvestment of distributions - Institutional Shares	711,556	318,029
Redemption of shares- Investor Shares	(14,070,359)	(43,372,598)
Redemption of shares - Institutional Shares	(28,541,592)	(57,362,836)

Net increase from capital share transactions	198,338,875	87,351,953

Total increase in net assets	356,928,520	124,765,442

NET ASSETS - END OF PERIOD	$783,398,383	$426,469,863

Undistributed (distributions in excess of) net investment income	$(45,223)	$298,423

See accompanying notes.	30	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Mid Cap Value Fund
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010
NET ASSETS - BEGINNING OF PERIOD	$3,229,976,943	$3,004,992,606

OPERATIONS
Net investment income	12,231,116	15,203,806
Net realized gain from investments	179,201,816	278,085,673
Net change in unrealized appreciation (depreciation) on investments	648,843,900	11,379,707

Net increase in net assets resulting from operations	840,276,832	304,669,186

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(4,384,842)	(4,589,621)
Net investment income - Institutional Shares	(13,760,019)	(9,397,909)

Total distributions to shareholders	(18,144,861)	(13,987,530)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	150,801,037	410,162,620
Sale of shares - Institutional Shares	370,989,897	582,269,965
Reinvestment of distributions - Investor Shares	4,361,235	4,503,314
Reinvestment of distributions - Institutional Shares	10,958,306	7,271,326
Redemption of shares- Investor Shares	(552,696,279)	(527,862,304)
Redemption of shares - Institutional Shares	(243,102,123)	(542,042,240)

Net decrease from capital share transactions	(258,687,927)	(65,697,319)

Total increase in net assets	563,444,044	224,984,337

NET ASSETS - END OF PERIOD	$3,793,420,987	$3,229,976,943

Undistributed (distributions in excess of) net investment income	$(176,345)	$5,737,400

See accompanying notes.	31	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Large Cap Opportunity Fund
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010
NET ASSETS - BEGINNING OF PERIOD	$42,868,331	$58,046,579

OPERATIONS
Net investment income	147,193	185,794
Net realized gain from investments	942,885	7,412,005
Net change in unrealized appreciation (depreciation) on investments	9,506,558	(3,083,352)

Net increase in net assets resulting from operations	10,596,636	4,514,447

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(55,875)	(88,646)
Net investment income - Institutional Shares	(175,048)	(306,228)

Total distributions to shareholders	(230,923)	(394,874)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	3,005,057	2,998,676
Sale of shares - Institutional Shares	5,821,495	19,970,585
Reinvestment of distributions - Investor Shares	53,689	71,828
Reinvestment of distributions - Institutional Shares	152,988	166,125
Redemption of shares- Investor Shares	(1,617,194)	(6,522,917)
Redemption of shares - Institutional Shares	(2,047,075)	(35,961,251)
Redemption of shares - Advisor Shares[1]	—	(20,867)

Net increase (decrease) from capital share transactions	5,368,960	(19,297,821)

Total increase (decrease) in net assets	15,734,673	(15,178,248)

NET ASSETS - END OF PERIOD	$58,603,004	$42,868,331

Undistributed (distributions in excess of) net investment income	$(15,303)	$68,427

1Advisor Shares liquidated effective October 28, 2009. See Note 1 in Notes to Financial Statements.

See accompanying notes.	32	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM All Cap Value Fund
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010
NET ASSETS - BEGINNING OF PERIOD	$17,817,142	$8,392,971

OPERATIONS
Net investment loss	(46,378)	(52,823)
Net realized gain from investments	1,317,213	657,465
Net change in unrealized appreciation (depreciation) on investments	4,549,397	(915,945)

Net increase (decrease) in net assets resulting from operations	5,820,232	(311,303)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	—	(6,277)
Net investment income - Institutional Shares	—	(7,442)
Return of Capital - Investor Shares	—	(93)
Return of Capital - Institutional Shares	—	(111)

Total distributions to shareholders	—	(13,923)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	5,087,835	8,583,896
Sale of shares - Institutional Shares	1,734,500	2,457,154
Reinvestment of distributions - Investor Shares	—	5,669
Reinvestment of distributions - Institutional Shares	—	7,399
Redemption of shares- Investor Shares	(718,192)	(942,121)
Redemption of shares - Institutional Shares	(2,621,761)	(341,808)
Redemption of shares - Advisor Shares[1]	—	(20,792)

Net increase from capital share transactions	3,482,382	9,749,397

Total increase in net assets	9,302,614	9,424,171

NET ASSETS - END OF PERIOD	$27,119,756	$17,817,142

Distributions in excess of net investment income	$(46,391)	$(13)

1Advisor Shares liquidated effective October 28, 2009. See Note 1 in Notes to Financial Statements.

See accompanying notes.	33	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM Global Opportunity Fund
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010
NET ASSETS - BEGINNING OF PERIOD	$50,667,541	$2,306,945

OPERATIONS
Net investment income	238,359	214,019
Net realized gain from investments and foreign currency	3,961,243	404,017
Net change in unrealized appreciation (depreciation) on investments and foreign currency	15,276,801	(4,308,657)

Net increase (decrease) in net assets resulting from operations	19,476,403	(3,690,621)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Institutional Shares	(160,372)	(3,807)
Net realized gains on investments - Investor Shares	(22,907)	(14,910)
Net realized gains on investments - Institutional Shares	(1,009,697)	(205,713)

Total distributions to shareholders	(1,192,976)	(224,430)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	274,000	525,200
Sale of shares - Institutional Shares	25,038,900	52,249,123
Reinvestment of distributions - Investor Shares	22,231	14,316
Reinvestment of distributions - Institutional Shares	249,380	92,474
Redemption of shares - Investor Shares	(154,360)	(61,007)
Redemption of shares - Institutional Shares	(1,847,942)	(544,742)
Redemption fee - Investor Shares	—	13
Redemption fee - Institutional Shares	10	270

Net increase from capital share transactions	23,582,219	52,275,647

Total increase in net assets	41,865,646	48,360,596

NET ASSETS - END OF PERIOD	$92,533,187	$50,667,541

Distributions in excess of net investment income	$(26,024)	$(104,011)

See accompanying notes.	34	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CRM International Opportunity Fund
	Six Months Ended December 31, 2010 (Unaudited)	Year Ended June 30, 2010
NET ASSETS - BEGINNING OF PERIOD	$7,358,346	$3,166,458

OPERATIONS
Net investment income (loss)	(5,130)	46,715
Net realized gain from investments and foreign currency	810,952	422,076
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,947,155	(196,841)

Net increase in net assets resulting from operations	2,752,977	271,950

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(7,063)	(4,410)
Net investment income - Institutional Shares	(34,191)	(11,106)
Net realized gains on investments - Investor Shares	(135,538)	(55,583)
Net realized gains on investments - Institutional Shares	(354,136)	(90,305)

Total distributions to shareholders	(530,928)	(161,404)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	1,368,503	1,505,903
Sale of shares - Institutional Shares	7,231,306	2,765,008
Reinvestment of distributions - Investor Shares	131,864	58,723
Reinvestment of distributions - Institutional Shares	141,941	97,711
Redemption of shares - Investor Shares	(224,031)	(300,492)
Redemption of shares - Institutional Shares	(288,186)	(45,511)

Net increase from capital share transactions	8,361,397	4,081,342

Total increase in net assets	10,583,446	4,191,888

NET ASSETS - END OF PERIOD	$17,941,792	$7,358,346

Distributions in excess of net investment income	$(54,602)	$(8,218)

See accompanying notes.	35	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	CRM Small Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2010 (Unaudited)
		For the Years Ended June 30,
		2010	2009	2008	2007	2006[1]
Net Asset Value — Beginning of Period	$17.00	$14.82	$18.80	$27.78	$26.56	$26.41

Investment operations:
Net investment income (loss)[2]	0.07	(0.07)	0.03	0.05	(0.02)	(0.06)
Net realized and unrealized gain (loss) on investments	6.31	2.25	(3.94)	(5.10)	5.06	3.73

Total from investment operations	6.38	2.18	(3.91)	(5.05)	5.04	3.67

Distributions to shareholders:
From net investment income	—	—	(0.03)	(0.05)	(0.03)	—
From net realized gains on investments	—	—	—	(3.88)	(3.79)	(3.52)
Return of capital	—	—	(0.04)	—	—	—

Total distributions to shareholders	—	—	(0.07)	(3.93)	(3.82)	(3.52)

Net Asset Value — End of Period	$23.38	$17.00	$14.82	$18.80	$27.78	$26.56

Total Return	37.53%[3]	14.71%	(20.79)%	(18.71)%	20.47%	14.27%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.10%[4]	1.09%	1.11%	1.11%	1.12%	1.14%
Net investment income (loss)	0.72%[4]	(0.38)%	0.22%	0.20%	(0.08)%	(0.23)%
Portfolio turnover rate	59%[3]	115%	87%	79%	84%	80%
Net Assets at the end of period (000’s omitted)	$181,213	$142,221	$120,445	$168,055	$245,746	$294,362

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	36	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2010 (Unaudited)
		For the Years Ended June 30,
		2010	2009	2008	2007	2006[1]
Net Asset Value — Beginning of Period	$17.91	$15.58	$19.78	$29.00	$27.58	$27.23

Investment operations:
Net investment income (loss)[2]	0.10	(0.03)	0.07	0.11	0.04	0.01
Net realized and unrealized gain (loss) on investments	6.65	2.36	(4.16)	(5.33)	5.28	3.86

Total from investment operations	6.75	2.33	(4.09)	(5.22)	5.32	3.87

Distributions to shareholders:
From net investment income	—	—	(0.07)	(0.12)	(0.11)	—
From net realized gains on investments	—	—	—	(3.88)	(3.79)	(3.52)
Return of capital	—	—	(0.04)	—	—	—

Total distributions to shareholders	—	—	(0.11)	(4.00)	(3.90)	(3.52)

Net Asset Value — End of Period	$24.66	$17.91	$15.58	$19.78	$29.00	$27.58

Total Return	37.69%[3]	14.96%	(20.61)%	(18.50)%	20.75%	14.60%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.85%[4]	0.84%	0.86%	0.86%	0.87%	0.89%
Net investment income (loss)	0.95%[4]	(0.16)%	0.45%	0.46%	0.16%	0.02%
Portfolio turnover rate	59%[3]	115%	87%	79%	84%	80%
Net Assets at the end of period (000’s omitted)	$749,694	$508,423	$353,657	$393,983	$616,494	$529,694

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	37	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2010 (Unaudited)
		For the Years Ended June 30,
		2010	2009	2008	2007	2006[1]
Net Asset Value — Beginning of Period	$11.45	$10.06	$12.98	$15.87	$13.00	$11.57

Investment operations:
Net investment income (loss)[2]	—[3]	(0.01)	0.04	0.05	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	3.53	1.40	(2.91)	(2.02)	3.78	1.59

Total from investment operations	3.53	1.39	(2.87)	(1.97)	3.72	1.54

Distributions to shareholders:
From net investment income	—[3]	—	(0.05)	(0.01)	—	(0.01)
From net realized gains on investments	—	—	—	(0.91)	(0.85)	(0.10)

Total distributions to shareholders	—	—	(0.05)	(0.92)	(0.85)	(0.11)

Net Asset Value — End of Period	$14.98	$11.45	$10.06	$12.98	$15.87	$13.00

Total Return	30.83%[4]	13.82%	(22.08)%	(12.67)%	29.55%	13.33%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.11%[5]	1.11%	1.18%	1.23%	1.42%	1.47%
Expenses, excluding reimbursement/waiver	1.11%[5]	1.11%	1.18%	1.23%	1.44%	1.48%
Net investment income (loss), including reimbursement/waiver	0.02%[5]	(0.05)%	0.41%	0.33%	(0.41)%	(0.38)%
Portfolio turnover rate	49%[4]	126%	110%	78%	94%	109%
Net Assets at the end of period (000’s omitted)	$136,090	$43,929	$50,498	$84,201	$37,191	$25,926

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes.	38	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Small/Mid Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2010 (Unaudited)
		For the Years Ended June 30,
		2010	2009	2008	2007	2006[1]
Net Asset Value — Beginning of Period	$11.54	$10.13	$13.07	$15.96	$13.05	$11.60

Investment operations:
Net investment income (loss)[2]	0.01	0.02	0.06	0.07	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments	3.58	1.40	(2.92)	(2.02)	3.78	1.59

Total from investment operations	3.59	1.42	(2.86)	(1.95)	3.76	1.58

Distributions to shareholders:
From net investment income	(0.02)	(0.01)	(0.08)	(0.03)	—	(0.03)
From net realized gains on investments	—	—	—	(0.91)	(0.85)	(0.10)

Total distributions to shareholders	(0.02)	(0.01)	(0.08)	(0.94)	(0.85)	(0.13)

Net Asset Value — End of Period	$15.11	$11.54	$10.13	$13.07	$15.96	$13.05

Total Return	31.10%[3]	14.05%	(21.86)%	(12.48)%	29.75%	13.67%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.86%[4]	0.86%	0.93%	0.99%	1.19%	1.22%
Expenses, excluding reimbursement/waiver	0.86%[4]	0.86%	0.93%	0.99%	1.22%	1.22%
Net investment income (loss), including reimbursement/waiver	0.18%[4]	0.19%	0.55%	0.53%	(0.18)%	(0.12)%
Portfolio turnover rate	49%[3]	126%	110%	78%	94%	109%
Net Assets at the end of period (000’s omitted)	$647,308	$382,541	$251,206	$197,237	$53,955	$35,476

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	39	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2010 (Unaudited)
		For the Years Ended June 30,
		2010	2009	2008	2007	2006[1]
Net Asset Value — Beginning of Period	$22.15	$20.18	$26.70	$33.18	$28.07	$26.08

Investment operations:
Net investment income[2]	0.07	0.07	0.15	0.21	0.15	0.10
Net realized and unrealized gain (loss) on investments	6.10	1.97	(6.43)	(3.49)	6.76	2.86

Total from investment operations	6.17	2.04	(6.28)	(3.28)	6.91	2.96

Distributions to shareholders:
From net investment income	(0.09)	(0.07)	(0.24)	(0.17)	(0.14)	(0.17)
From net realized gains on investments	—	—	—	(3.03)	(1.66)	(0.80)

Total distributions to shareholders	(0.09)	(0.07)	(0.24)	(3.20)	(1.80)	(0.97)

Net Asset Value — End of Period	$28.23	$22.15	$20.18	$26.70	$33.18	$28.07

Total Return	27.88%[3]	10.09%	(23.45)%	(10.49)%	25.41%	11.55%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.06%[4]	1.03%	1.09%	1.02%	1.04%	1.08%
Net investment income	0.55%[4]	0.32%	0.71%	0.70%	0.48%	0.38%
Portfolio turnover rate	55%[3]	126%	113%	73%	92%	110%
Net Assets at the end of period (000’s omitted)	$1,301,451	$1,379,249	$1,357,876	$1,603,987	$1,716,638	$1,136,565

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	40	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Mid Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2010 (Unaudited)
		For the Years Ended June 30,
		2010	2009	2008	2007	2006[1]
Net Asset Value — Beginning of Period	$22.53	$20.51	$27.16	$33.69	$28.47	$26.43

Investment operations:
Net investment income[2]	0.11	0.13	0.20	0.28	0.22	0.17
Net realized and unrealized gain (loss) on investments	6.20	2.01	(6.57)	(3.54)	6.86	2.90

Total from investment operations	6.31	2.14	(6.37)	(3.26)	7.08	3.07

Distributions to shareholders:
From net investment income	(0.17)	(0.12)	(0.28)	(0.24)	(0.20)	(0.23)
From net realized gains on investments	—	—	—	(3.03)	(1.66)	(0.80)

Total distributions to shareholders	(0.17)	(0.12)	(0.28)	(3.27)	(1.86)	(1.03)

Net Asset Value — End of Period	$28.67	$22.53	$20.51	$27.16	$33.69	$28.47

Total Return	28.01%[3]	10.39%	(23.34)%	(10.29)%	25.69%	11.82%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.81%[4]	0.78%	0.84%	0.81%	0.82%	0.83%
Net investment income	0.82%[4]	0.54%	0.93%	0.92%	0.71%	0.63%
Portfolio turnover rate	55%[3]	126%	113%	73%	92%	110%
Net Assets at the end of period (000’s omitted)	$2,491,970	$1,850,728	$1,647,117	$2,648,360	$2,613,797	$1,768,982

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	41	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Large Cap Opportunity Fund — Investor Shares
	For the Six Months Ended December 31, 2010 (Unaudited)					For the Period December 1, 2005[1] through June 30, 2006
		For the Years Ended June 30,
		2010	2009	2008	2007
Net Asset Value — Beginning of Period	$8.26	$8.05	$10.56	$12.68	$10.48	$10.00

Investment operations:
Net investment income[2]	0.02	0.01	0.07	0.04	0.02	—
Net realized and unrealized gain (loss) on investments	1.99	0.24	(2.54)	(1.41)	2.27	0.48

Total from investment operations	2.01	0.25	(2.47)	(1.37)	2.29	0.48

Distributions to shareholders:
From net investment income	(0.03)	(0.04)	(0.04)	(0.02)	(0.01)	—
From net realized gains on investments	—	—	—	(0.73)	(0.08)	—

Total distributions to shareholders	(0.03)	(0.04)	(0.04)	(0.75)	(0.09)	—

Net Asset Value — End of Period	$10.24	$8.26	$8.05	$10.56	$12.68	$10.48

Total Return	24.16%[3]	3.08%	(23.40)%	(11.27)%	21.95%	4.80%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.15%[4]	1.28%	1.34%	1.40%	1.47%	1.50%[4]
Expenses, excluding reimbursement/waiver	1.37%[4]	1.30%	1.44%	1.57%	1.80%	6.26%[4]
Net investment income, including reimbursement/waiver	0.44%[4]	0.16%	0.83%	0.31%	0.15%	0.03%[4]
Portfolio turnover rate	85%[3]	167%	147%	128%	119%	101%[3]
Net Assets at the end of period (000’s omitted)	$21,320	$16,065	$18,863	$21,545	$25,852	$2,243

[1]	Inception of Investor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	42	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Large Cap Opportunity Fund — Institutional Shares
	For the Six Months Ended December 31, 2010 (Unaudited)					For the Period December 1, 2005[1] through June 30, 2006
		For the Years Ended June 30,
		2010	2009	2008	2007
Net Asset Value — Beginning of Period	$8.29	$8.07	$10.59	$12.71	$10.50	$10.00

Investment operations:
Net investment income[2]	0.03	0.03	0.09	0.07	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.99	0.25	(2.55)	(1.41)	2.26	0.48

Total from investment operations	2.02	0.28	(2.46)	(1.34)	2.31	0.50

Distributions to shareholders:
From net investment income	(0.05)	(0.06)	(0.06)	(0.05)	(0.02)	—
From net realized gains on investments	—	—	—	(0.73)	(0.08)	—

Total distributions to shareholders	(0.05)	(0.06)	(0.06)	(0.78)	(0.10)	—

Net Asset Value — End of Period	$10.26	$8.29	$8.07	$10.59	$12.71	$10.50

Total Return	24.36%[3]	3.42%	(23.17)%	(11.03)%	22.13%	5.00%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.90%[4]	1.03%	1.09%	1.15%	1.21%	1.25%[4]
Expenses, excluding reimbursement/waiver	1.14%[4]	1.05%	1.19%	1.32%	1.55%	4.88%[4]
Net investment income, including reimbursement/waiver	0.69%[4]	0.36%	1.15%	0.56%	0.42%	0.31%[4]
Portfolio turnover rate	85%[3]	167%	147%	128%	119%	107%[3]
Net Assets at the end of period (000’s omitted)	$37,283	$26,803	$39,165	$23,567	$26,588	$7,880

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	43	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2010 (Unaudited)				For the Period October 24, 2006[1] through June 30, 2007
		For the Years Ended June 30,
		2010	2009	2008
Net Asset Value — Beginning of Period	$7.85	$7.37	$9.62	$11.40	$10.00

Investment operations:
Net investment income (loss)[2]	(0.02)	(0.04)	0.01	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	2.48	0.53	(2.26)	(1.57)	1.43

Total from investment operations	2.46	0.49	(2.25)	(1.56)	1.42

Distributions to shareholders:
From net investment income	—	(0.01)	—	—[3]	(0.01)
From net realized gains on investments	—	—	—	(0.22)	(0.01)
Return of capital	—	—[3]	—	—	—

Total distributions to shareholders	—	(0.01)	—	(0.22)	(0.02)

Net Asset Value — End of Period	$10.31	$7.85	$7.37	$9.62	$11.40

Total Return	31.34%[4]	6.58%	(23.39)%	(13.76)%	14.21%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%[5]	1.50%	1.50%	1.50%	1.50%[5]
Expenses, excluding reimbursement/waiver	1.82%[5]	2.06%	3.00%	3.95%	6.13%[5]
Net investment income (loss), including reimbursement/waiver	(0.48)%[5]	(0.47)%	0.12%	0.10%	(0.07)%[5]
Portfolio turnover rate	85%[4]	115%	121%	90%	54%[4]
Net Assets at the end of period (000’s omitted)	$20,936	$12,016	$4,679	$5,714	$4,322

[1]	Inception of Investor Share class.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes.	44	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM All Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2010 (Unaudited)				For the Period October 24, 2006[1] through June 30, 2007
		For the Years Ended June 30,
		2010	2009	2008
Net Asset Value — Beginning of Period	$7.87	$7.38	$9.64	$11.42	$10.00

Investment operations:
Net investment income (loss)[2]	(0.01)	(0.02)	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments	2.49	0.53	(2.27)	(1.58)	1.44

Total from investment operations	2.48	0.51	(2.24)	(1.54)	1.45

Distributions to shareholders:
From net investment income	—	(0.02)	(0.02)	(0.02)	(0.02)
From net realized gains on investments	—	—	—	(0.22)	(0.01)
Return of capital	—	—[3]	—	—	—

Total distributions to shareholders	—	(0.02)	(0.02)	(0.24)	(0.03)

Net Asset Value — End of Period	$10.35	$7.87	$7.38	$9.64	$11.42

Total Return	31.51%[4]	6.83%	(23.18)%	(13.57)%	14.46%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[5]	1.25%	1.25%	1.25%	1.25%[5]
Expenses, excluding reimbursement/waiver	1.57%[5]	1.87%	2.77%	3.76%	5.84%[5]
Net investment income (loss), including reimbursement/waiver	(0.32)%[5]	(0.21)%	0.43%	0.35%	0.14%[5]
Portfolio turnover rate	85%[4]	115%	121%	90%	54%[4]
Net Assets at the end of period (000’s omitted)	$6,184	$5,801	$3,695	$2,400	$2,508

[1]	Inception of Institutional Share class.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes.	45	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Global Opportunity Fund — Investor Shares
	For the Six Months Ended December 31, 2010 (Unaudited)	For the Year Ended June 30, 2010	For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$13.20	$11.68	$10.00

Investment operations:
Net investment income[2]	0.03	0.03	0.06
Net realized and unrealized gain on investments and foreign currency	4.39	1.66	1.62

Total from investment operations	4.42	1.69	1.68

Distributions to shareholders:
From net realized gains on investments	(0.20)	(0.17)	—

Total distributions to shareholders	(0.20)	(0.17)	—

Paid in capital from redemption fees[3]	—[4]	—[4]	—

Net Asset Value — End of Period	$17.42	$13.20	$11.68

Total Return	33.51%[5]	14.42%	16.80%[5]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%[6]	1.50%	1.50%[6]
Expenses, excluding reimbursement/waiver	1.54%[6]	2.64%	12.69%[6]
Net investment income, including reimbursement/waiver	0.37%[6]	0.22%	1.21%[6]
Portfolio turnover rate	90%[5]	128%	94%[5]
Net Assets at the end of period (000’s omitted)	$2,109	$1,497	$933

[1]	Inception of Investor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	The redemption fees per share were calculated using the average shares outstanding method.

[4]	Amount represents less than $0.005.

[5]	Not annualized.

[6]	Annualized.

See accompanying notes.	46	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM Global Opportunity Fund — Institutional Shares
	For the Six Months Ended December 31, 2010 (Unaudited)	For the Year Ended June 30, 2010	For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$13.25	$11.70	$10.00

Investment operations:
Net investment income[2]	0.05	0.14	0.07
Net realized and unrealized gain on investments and foreign currency	4.41	1.58	1.63

Total from investment operations	4.46	1.72	1.70

Distributions to shareholders:
From net investment income	(0.03)	—[3]	—
From net realized gains on investments	(0.20)	(0.17)	—

Total distributions to shareholders	(0.23)	(0.17)	—

Paid in capital from redemption fees[4]	— [3]	—[3]	—

Net Asset Value — End of Period	$17.48	$13.25	$11.70

Total Return	33.70%[5]	14.68%	17.00%[5]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[6]	1.25%	1.25%[6]
Expenses, excluding reimbursement/waiver	1.29%[6]	1.74%	12.48%[6]
Net investment income, including reimbursement/waiver	0.70%[6]	0.97%	1.46%[6]
Portfolio turnover rate	90%[5]	128%	94%[5]
Net Assets at the end of period (000’s omitted)	$90,424	$49,171	$1,374

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	The redemption fees per share were calculated using the average shares outstanding method.

[5]	Not annualized.

[6]	Annualized.

See accompanying notes.	47	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM International Opportunity Fund — Investor Shares
	For the Six Months Ended December 31, 2010 (Unaudited)	For the Year Ended June 30, 2010	For the Period December 31, 2008[1] through June 30, 2009

Net Asset Value — Beginning of Period	$13.00	$11.43	$10.00

Investment operations:
Net investment income (loss)[2]	(0.02)	0.10	0.13
Net realized and unrealized gain on investments and foreign currency	4.13	1.98	1.30

Total from investment operations	4.11	2.08	1.43

Distributions to shareholders:
From net investment income	(0.03)	(0.04)	—
From net realized gains on investments	(0.63)	(0.47)	—

Total distributions to shareholders	(0.66)	(0.51)	—

Net Asset Value — End of Period	$16.45	$13.00	$11.43

Total Return	31.74%[3]	17.86%	14.30%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%[4]	1.50%	1.50%[4]
Expenses, excluding reimbursement/waiver	3.31%[4]	5.12%	12.88%[4]
Net investment income (loss), including reimbursement/waiver	(0.30)%[4]	0.69%	2.73%[4]
Portfolio turnover rate	106%[3]	120%	121%[3]
Net Assets at the end of period (000’s omitted)	$4,217	$2,309	$981

[1]	Inception of Investor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	48	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	CRM International Opportunity Fund — Institutional Shares
	For the Six Months Ended December 31, 2010 (Unaudited)	For the Year Ended June 30, 2010	For the Period December 31, 2008[1] through June 30, 2009

Net Asset Value — Beginning of Period	$13.03	$11.45	$10.00

Investment operations:
Net investment income (loss)[2]	( —)[3]	0.15	0.15
Net realized and unrealized gain on investments and foreign currency	4.14	1.96	1.30

Total from investment operations	4.14	2.11	1.45

Distributions to shareholders:
From net investment income	(0.06)	(0.06)	—
From net realized gains on investments	(0.63)	(0.47)	—

Total distributions to shareholders	(0.69)	(0.53)	—

Net Asset Value — End of Period	$16.48	$13.03	$11.45

Total Return	31.88%[4]	18.09%	14.50%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[5]	1.25%	1.25%[5]
Expenses, excluding reimbursement/waiver	3.02%[5]	4.90%	12.63%[5]
Net investment income (loss), including reimbursement/waiver	(0.02)%[5]	1.07%	2.98%[5]
Portfolio turnover rate	106%[4]	120%	121%[4]
Net Assets at the end of period (000’s omitted)	$13,725	$5,049	$2,185

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes.	49	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2010 (Unaudited)

1.

Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM Large Cap Opportunity Fund (“Large Cap Opportunity Fund”), CRM All Cap Value Fund (“All Cap Value Fund”), CRM Global Opportunity Fund (“Global Opportunity Fund”) and CRM International Opportunity Fund (“International Opportunity Fund”) (each, a “Fund” and collectively, the “Funds”) are series of CRM Mutual Fund Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Each Fund offers Investor and Institutional Shares. Prior to October 28, 2009, the Large Cap Opportunity Fund and the All Cap Value Fund also offered Advisor Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their investment securities based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s investment securities, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost. A Fund’s currency valuations, if any, are also done at the close of regular trading on the Exchange. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust (the “Board” or “Trustees”). The Funds may use fair value methodologies if it is determined that a significant event has occurred between the time at which a market

50	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2010 (Unaudited) (Continued)

price is determined and the time at which the Fund’s net asset value (“NAV”) is calculated and that may materially affect the value of the security. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. Global Opportunity Fund and International Opportunity Fund use a fair value model, developed by an independent third party pricing service, to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. Valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on readily available market quotations. A Fund, when using fair value methodologies to price securities, may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security.

The Funds disclose the value of their investments in a hierarchy based on the inputs used to value the investments. The disclosure hierarchy consists of three broad levels:

• Level 1 —	quoted prices in active markets for identical securities

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equity securities. The Funds do not adjust the quoted price for such investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equity securities. In addition, foreign securities may require revised valuations if the values of the securities are materially affected by events occurring after the close of the market on which they are valued, but before a Fund prices its shares. As noted above, Global Opportunity Fund and International Opportunity Fund use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

51	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2010 (Unaudited) (Continued)

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the Funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting value and therefore the Funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ investments as of December 31, 2010 is included with each Fund’s Schedule of Investments. None of the Funds held any Level 3 securities as of December 31, 2010.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Federal Income Taxes. Each Fund is treated as a separate entity for federal income tax purposes and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Fund’s tax positions and has concluded that no provision for income tax is required in each of the Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses

52	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2010 (Unaudited) (Continued)

of the Trust are allocated on a pro-rata basis among the Funds based on relative net assets.

Global Opportunity and International Opportunity Funds’ investments in India are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Funds accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.

Advisory Fees and Other Transactions with Affiliates. Cramer Rosenthal McGlynn, LLC (“CRM”) serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.95% for the first $1 billion of average daily net assets; 0.90% of the next $1 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets. For its advisory services to the Global Opportunity Fund and the International Opportunity Fund, CRM receives 0.90% for the first $2 billion of average daily net assets and 0.85% in excess of $2 billion of average daily net assets.

CRM has contractually agreed to waive its fees and reimburse certain operating expenses (excluding taxes, extraordinary expenses, brokerage commissions, acquired fund fees and expenses and interest) (i) with respect to each of Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund, in an amount that will limit annual operating expenses to not more than 1.50% and 1.25% of average daily net assets for the Investor Shares and Institutional Shares, respectively; and (ii) with respect to Large Cap Opportunity Fund, in an amount that will limit annual operating expenses to not more than 1.15% and 0.90% of average daily net assets for Investor Shares and Institutional Shares, respectively. These undertakings will remain in place until November 1, 2011 with respect to Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund.

From time to time, CRM may agree to waive its fees to lower the annual operating expenses beyond the ones contractually agreed upon. CRM has voluntarily agreed to cap the annual expense ratio of Small/Mid Cap Value Fund not to exceed 1.35% and 1.10% for the Investor Shares and Institutional Shares, respectively. This voluntary cap may be increased or terminated at any time.

CRM provides compliance services to the Funds. The Chief Compliance Officer (“CCO”) is an employee of

53	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2010 (Unaudited) (Continued)

CRM. The Funds are responsible for reimbursing CRM for the portion of his salary allocated to his duties as the CCO of the Funds at a rate of $75,000 per year.

Compensation of Trustees and Officers. Except for the CCO of the Funds, trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation in the amount of $60,000 from the Trust. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts credited to an Independent Trustee’s deferral account are treated as though such amounts have been invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan. Each trustee serves during the continued lifetime of the Funds, or until he earlier dies, resigns or is removed, or if sooner, until the election and qualification of his successor. Each officer serves until his or her successor is elected or qualified, or until the officer sooner dies, resigns, or is removed or becomes disqualified.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the Shareholder Servicing Plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services if they were provided directly by the Funds’ transfer agent. CRM, as the Funds’ agent, remits these payments to the intermediaries. In some cases, where the sub-transfer agency fees of an intermediary are greater than the amounts paid to CRM by the Funds for that intermediary, CRM will pay the balance of those fees itself.

4.

Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended December 31, 2010, were as follows:

	Purchases	Sales
Small Cap Value Fund	$434,545,073	$419,627,912
Small/Mid Cap Value Fund	459,706,212	270,220,185
Mid Cap Value Fund	1,772,386,014	2,215,845,203
Large Cap Opportunity Fund	39,638,856	39,562,522
All Cap Value Fund	19,759,898	16,963,606
Global Opportunity Fund	76,605,146	58,861,723
International Opportunity Fund	17,735,345	10,610,788

54	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2010 (Unaudited) (Continued)

5.

Securities Lending Agreement. The Funds may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% (105% in the case of foreign securities) of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds, including through an investment vehicle managed by BlackRock Capital Management. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6.	Capital Share Transactions. Transactions in shares of capital stock for the six months ended December 31, 2010 and the year ended June 30, 2010 were as follows:

	For the Six Month Period Ended December 31, 2010		For the Year Ended June 30, 2010
	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares	Advisor Shares
Small Cap Value Fund
Sold	1,895,599	3,838,457	2,472,216	11,353,969	—
Issued on reinvestment of distributions	—	—	—	—	—
Redeemed	(2,510,773)	(1,826,220)	(2,232,122)	(5,667,164)	—

Net increase (decrease)	(615,174)	2,012,237	240,094	5,686,805	—

Small/Mid Cap Value Fund
Sold	6,298,845	11,757,773	2,515,727	13,085,390	—
Issued on reinvestment of distributions	119	47,596	—	26,458	—
Redeemed	(1,053,693)	(2,108,137)	(3,699,732)	(4,763,972)	—

Net increase (decrease)	5,245,271	9,697,232	(1,184,005)	8,347,876	—

Mid Cap Value Fund
Sold	5,928,618	13,945,578	17,630,749	24,404,189	—
Issued on reinvestment of distributions	157,048	388,592	191,305	304,239	—
Redeemed	(22,246,777)	(9,559,154)	(22,854,683)	(22,850,576)	—

Net increase (decrease)	(16,161,111)	4,775,016	(5,032,629)	1,857,852	—

55	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2010 (Unaudited) (Continued)

	For the Six Month Period Ended December 31, 2010		For the Year Ended June 30, 2010
	Investor Shares	Institutional Shares	Investor Shares	Institutional Shares	Advisor Shares
Large Cap Opportunity Fund
Sold	310,855	606,135	339,672	2,248,991	—
Issued on reinvestment of distributions	5,358	15,238	7,850	18,136	—
Redeemed	(178,774)	(221,387)	(746,077)	(3,886,391)	(2,393	)*

Net increase (decrease)	137,439	399,986	(398,555)	(1,619,264)	(2,393)

All Cap Value Fund
Sold	577,546	167,127	1,002,977	276,815	—
Issued on reinvestment of distributions	—	—	661	862	—
Redeemed	(77,716)	(306,731)	(107,028)	(40,919)	(2,585	)*

Net increase (decrease)	499,830	(139,604)	896,610	236,758	(2,585)

Global Opportunity Fund
Sold	16,727	1,564,971	36,796	3,627,076	—
Issued on reinvestment of distributions	1,303	14,575	1,017	6,554	—
Redeemed	(10,400)	(116,828)	(4,199)	(39,714)	—

Net increase	7,630	1,462,718	33,614	3,593,916	—

International Opportunity Fund
Sold	85,206	455,292	109,254	192,520	—
Issued on reinvestment of distributions	8,201	8,816	4,228	7,030	—
Redeemed	(14,615)	(18,716)	(21,778)	(3,032)	—

Net increase	78,792	445,392	91,704	196,518	—

*	Effective October 28, 2009, the Funds no longer offer Advisor Shares.

7.

Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The tax character of distributions paid during the six months ended December 31, 2010 and the fiscal year ended June 30, 2010 was as follows:

56	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2010 (Unaudited) (Continued)

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund

Six Months ended December 31, 2010
Ordinary income	$—	$793,964	$18,144,861	$230,923	$—

Total distributions	$—	$793,964	$18,144,861	$230,923	$—

Year ended June 30, 2010
Ordinary income	$—	$381,235	$13,987,530	$394,874	$13,719
Return of capital	—	—	—	—	204

Total distributions	$—	$381,235	$13,987,530	$394,874	$13,923

	Global Opportunity Fund	International Opportunity Fund

Six Months ended December 31, 2010
Ordinary income	$160,372	$41,254
Long-term capital gains	1,032,604	489,674

Total distributions	$1,192,976	$530,928

Year ended June 30, 2010
Ordinary income	$224,430	$161,404

Total distributions	$224,430	$161,404

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by each Fund as of December 31, 2010 was as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Small Cap Value Fund	$827,189,557	$179,036,607	$(19,937,061)	$159,099,546
Small/Mid Cap Value Fund	764,664,921	119,296,180	(11,879,976)	107,416,204
Mid Cap Value Fund	3,317,158,344	684,972,295	(40,344,255)	644,628,040
Large Cap Opportunity Fund	50,331,125	9,109,650	(737,996)	8,371,654
All Cap Value Fund	23,398,216	3,809,255	(132,461)	3,676,794
Global Opportunity Fund	81,061,317	12,033,116	(1,115,165)	10,917,951
International Opportunity Fund	15,933,434	2,149,428	(190,299)	1,959,129

8.

Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

57	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS — December 31, 2010 (Unaudited) (Concluded)

9.

Temporary Borrowing. The Funds participate in a $25 million revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions by shareholders. The Funds are charged an annual commitment fee, which is allocated across the Funds on the basis of each Fund’s allocation of the entire facility. The Funds may borrow up to a maximum of one third of their net assets under the agreement. The Trust is charged an annual fee of 0.03% of the commitment amount which is allocated proportionate to each Fund’s borrowing capabilities. For a Fund that exercises the revolving line of credit, interest will be charged at the prime rate plus 1.25%. The line of credit is scheduled to expire on November 16, 2011. The Funds had no amounts outstanding as of December 31, 2010, or at any time during the six month period then ended.

10.

Redemption Fees. Shareholders who sell or exchange shares of Global Opportunity Fund or International Opportunity Fund within 30 days or less after the purchase date are charged a redemption fee of 1.50% of the total redemption amount which is payable to the Fund. The fees are designed to help offset the brokerage commissions, market impacts, and other costs associated with short-term shareholder trading. The fee is accounted for as an addition to paid-in-capital.

11.

Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

58	CRM Funds

CRM FUNDS

OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended September 30 and March 31) on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

Privacy Notice

(THIS PRIVACY NOTICE IS BEING DELIVERED WITH THE FUNDS’ SHAREHOLDER REPORT BUT IS NOT DEEMED TO BE A PART OF THE FUNDS’ SHAREHOLDER REPORT)

Set forth below is the policy of CRM Mutual Fund Trust (the “Trust”) concerning the collection and disclosure of non-public personal information regarding investors and prospective investors in CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, CRM Global Opportunity Fund, and CRM International Opportunity Fund (the “Funds”) who are individuals investing for personal, family, or household purposes. The words “we” and “us” refers to the Trust and the Funds. The words “you” and “your” refers to investors and prospective investors in the Funds who are covered by this policy.

We use administrators, investment managers, custodians, transfer agents, securities brokers, and other third party businesses to conduct many aspects of our business, including processing initial investments, additional investments, redemptions, share transfers, and other transactions that you request. We refer to these third parties below as our “Service Agents.” As we work together to achieve your investment goals, you will often share with our Service Agents personal and financial information, including, for example, your name, address and telephone number, your e-mail address, your purchases and redemptions of shares of the Funds, your banking arrangements, information on your family members, and your social security number. Our Service Agents may also receive these types of information from other firms that assist us in conducting our business. This information is collected in order to properly handle your account.

To protect the security of your personal and financial information, our Service Agents maintain physical, electronic, and procedural safeguards that meet the standards of applicable laws and regulations.

We may, and we may authorize our Service Agents to, use your personal and financial information and share it with us, other Service Agents, and affiliates of Service Agents in order to provide you with investment services, improve our services, make our procedures more efficient, implement security measures, and fight fraud.

We will not sell your personal and financial information to any outside party. We obtain from our Service Agents

59	CRM Funds

CRM FUNDS

OTHER INFORMATION (Unaudited) (Concluded)

confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

On occasion, we and our Service Agents may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal, state, and foreign laws give people involved in lawsuits and other legal proceedings the right under certain circumstances to obtain information from us and our Service Agents, including your personal and financial information. We and our Service Agents may make other disclosures to non-affiliated third parties as permitted by law.

60	CRM Funds

CRM Funds

SEMI-ANNUAL REPORT

DECEMBER 31, 2010 (Unaudited)

CRM Small Cap Value Fund

CRM Small/Mid Cap Value Fund

CRM Mid Cap Value Fund

CRM Large Cap Opportunity Fund

CRM All Cap Value Fund

CRM Global Opportunity Fund

CRM International Opportunity Fund

TRUSTEES
Louis Ferrante, CFA, CPA
Louis Klein, Jr.
Carlos A. Leal, CPA
Clement C. Moore, II

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
520 Madison Avenue, 20th Floor
New York, NY 10022

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

ADMINISTRATOR & TRANSFER AGENT
BNY Mellon Investment Servicing (US) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL
Bingham McCutchen LLP
One Federal Street
Boston, MA 02110

Investor Information:
800-CRM-2883
www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date March 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date March 2, 2011

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date March 2, 2011

*	Print the name and title of each signing officer under his or her signature.